FORM 10-K
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

[X]  ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES
      EXCHANGE ACT OF 1934
For the year ended December 31, 1995
OR
[  ] TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
      SECURITIES EXCHANGE ACT OF 1934

For the transition period from                to

Commission file number:  0-15070

Alpha 1 Biomedicals, Inc.
(Exact name of registrant as specified in its charter)

     Delaware       52-1253406
(State or other
 jurisdiction of      (I.R.S. Employer Identification Number)
incorporation or
organization)

Two Democracy Center
6903 Rockledge Drive, Suite 1200
Bethesda, Maryland  20817
(Address of principal executive offices including zip code)
Registrant's telephone number, including area code: (301) 564-4400 Securities registered pursuant to Section 12(b) of the Act:

Title of each class           Name of each exchange on
None                         which registered
                              N/A

Securities registered pursuant to Section 12(g) of the Act:
Common Stock, $.001 par value (Title of Class)
Class C Warrants (Title of Class)

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes  X        No

Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of the registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [x]

The approximate aggregate market value of voting stock held by nonaffiliates of the registrant is $3,780,000 as of March 26,
 1996. *

The number of shares of registrant's Common Stock outstanding as of March 26, 1996: 8,977,429

Documents Incorporated by Reference

Document             Form 10-K Part(s)

None

*The number of shares held by nonaffiliates was determined by excluding from the number of shares outstanding 336,724 shares of Common Stock held by directors and officers outstanding at March 26, 1996. Exclusion of shares held by any person should not be construed to indicate that such person possesses the power, directly or indirectly, to direct or cause the direction of management and policies of the registrant, or that such person controls, is controlled by or is under common control with the registrant.


                                PART I

Item 1.  Business

General

     Alpha 1 Biomedicals, Inc. (the "Company") is engaged in the development of pharmaceutical products. Since its inception in 1982, the Company's primary activities have consisted of research and development and the conduct of clinical trials involving several peptides to which the Company holds proprietary rights.

     The current focus of the Company's research and development efforts is the evaluation of Thymosin beta 4. Recent results from preclinical experiments have indicated the potential for developing Thymosin beta 4 as a treatment for cystic fibrosis and possibly other diseases or conditions. In late 1994, the Company instituted a development program which has as its initial objective the initiation of one or more human clinical trials in cystic fibrosis patients. This program has been suspended pending the receipt of additional financing. See "Thymosin Beta 4 Development Program."

     The Company's earlier product development program involved primarily the evaluation of Thymosin alpha 1, either solely or in combination with other agents, as a treatment for a number of specific disease indications and as a vaccine adjuvant. As part of its development effort, the Company initiated, sponsored or provided drug for a number of clinical trials involving Thymosin alpha 1, including most significantly a Phase III multi-center trial to evaluate the efficacy of the drug as a treatment for chronic hepatitis B. This trial did not produce positive results. The Company's developmental activities involving Thymosin alpha 1 concluded in 1994 with the licensing by the Company of its proprietary rights to Thymosin alpha 1 to SciClone Pharmaceuticals, Inc. ("SciClone") as part of the settlement of an arbitration proceeding between the companies. See "Licensing of Thymosin Alpha 1 Rights."

     On September 19, 1995, the Company terminated the joint venture formerly established to develop certain discoveries for diagnosis or treatment of Acquired Immunodeficiency Syndrome ("AIDS"). The joint venture, Viral Technologies, Inc. ("VTI"), was 50% owned by the Company and 50% owned by CEL-SCI Corporation, a publicly-held biomedical company ("CEL-SCI"). On October 30, 1995, the Company sold its 50% interest in VTI to CEL-SCI. See "Viral Technologies Joint Venture".

     In February 1996, the Board of Directors of the Company, due to the financial circumstances of the Company, approved a plan which provides for the termination of all ongoing research and development activities, a reduction in leased space, a reduction in certain salaries and the severance of administrative staff. The Company also has entered into negotiations with its major vendors in which it is seeking to defer payments that are due in exchange for a commitment to the vendors of revenues received by the Company in the future under its license agreement with SciClone. See "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Financial Condition." In the event that sufficient funding is obtained for the Thymosin beta 4 program, all amounts then due would become payable immediately. If additional funding is not obtained, the Company estimates that its current financial resources are sufficient to fund its operations, on a substantially scaled-down basis, until the third quarter of 1996. If additional financing cannot be obtained prior to that time, the Company likely will be forced to discontinue operations.

Thymosin Beta 4 Development Program

     In 1995, the Company directed its research and development efforts to an evaluation of the prospects for the commercialization of the human peptide Thymosin beta 4, to which the Company holds proprietary rights. See "Proprietary Rights." This program has been suspended pending the receipt of additional financing.

     Technology.    Thymosin beta 4 is a chemically synthesized copy
of a 43-amino acid peptide that is a constituent of Thymosin fraction 5, a thymic extract originally isolated by Dr. Allan L. Goldstein, the Company's Chairman and Chief Scientific Advisor. This peptide is found in high concentrations in blood platelets, white blood cells and various other human tissues. Indications for which Thymosin beta 4 may have a clinical benefit include sepsis, cystic fibrosis, chronic bronchitis, asthma and adult respiratory distress syndrome.

     Immune Regulation by Thymosin beta 4

     Thymosin beta 4 demonstrates a number of immuno-regulatory activities when injected into experimental animals. Thymosin beta 4 has been shown to (i) stimulate T-lymphocyte terminal deoxynucleotide-transferase activity in bone marrow; (ii) enhance antigen presentation by macrophage; and (iii) inhibit macrophage migration. The experimental data from septic animals and the correlation with circulating Thymosin beta 4 levels in human subjects suggest a potential role for Thymosin beta 4 in treating septic shock and other related inflammatory diseases.

     Actin-binding by Thymosin beta 4

     Recent studies have suggested that a principal biochemical activity of Thymosin beta 4 is binding to actin. Actin is a naturally occurring protein present in virtually all human cells. Studies over the last decade have demonstrated that when actin is released into the circulation by breakdown of cells during infection or disease, it is toxic. This toxicity may account for some of the various symptoms of several disease conditions. Actin-binding proteins, including Thymosin beta 4, have been shown in laboratory experiments to reduce or eliminate actin-associated pathology. These results suggest a number of clinical uses of Thymosin beta 4 in moderating the adverse consequences of extracellular actin.

     Cystic Fibrosis

     Cystic fibrosis is an inherited disease that affects approximately 1 in 2,500 Caucasian newborns in the United States and Europe. The disease is characterized by a defect in ion secretions by cells of the body, which manifests itself in two primary problems: pancreatic insufficiency and pulmonary bronchiectasis. The pancreatic insufficiency can be treated with enzymatic food supplements.
However, the pulmonary defect, which is the most devastating manifestation of cystic fibrosis, generally leads to loss of lung function and eventually death in greater than 85% of patients. The average life expectancy of a cystic fibrosis patient is 29 years.

     One symptom of cystic fibrosis is that the lungs of patients fill with sputum. Recent analysis has shown that the sputum from cystic fibrosis patients contains actin filaments, making it possible to theorize that Thymosin beta 4 could have beneficial effects on the ability of cystic fibrosis patients to clear sputum from their airways. The Company believes that the clinical development of Thymosin beta 4 as a sputum clearing agent (or "mucolytic") for the treatment of cystic fibrosis patients represents the best initial indication on which to focus its development program.

     Product Development. The Company's developmental activities involving Thymosin beta 4 have consisted of efforts to evaluate its possible therapeutic uses. Because the Company does not maintain its own laboratory facilities, the Company expects, subject to the receipt of the necessary financing, to conduct the required research and development by funding research programs at academic institutions. In order to confirm initial findings concerning Thymosin beta 4, the Company in 1995 supported additional research projects at two universities aimed at further clarifying the mechanism of action of Thymosin beta 4. One research program at The George Washington University ("GWU") focused on the biochemical interaction of Thymosin beta 4 with actin. This program yielded important new information about the mechanism of action of Thymosin beta 4. The second research program, which was carried out in laboratories at St. Louis University School of Medicine, focused directly on the possible use of Thymosin beta 4 as a treatment for cystic fibrosis by studying the interaction of Thymosin beta 4 with sputum from cystic fibrosis patients. The preliminary results of this program, in the view of the Company and the researchers, appeared to support the possible clinical utility of Thymosin beta 4 in the treatment of cystic fibrosis.

     The Company has conducted and plans to continue to conduct, subject to the receipt of the necessary financing, a portion of its Thymosin beta 4 research program by financially sponsoring research projects at GWU. Such sponsored research is governed by a research agreement between the Company and GWU whereby, in return for the funding by the Company of research, GWU has agreed to grant to the Company an exclusive worldwide license to any and all resulting patents, subject to specified royalty and commercialization obligations of the Company. See "Proprietary Rights." Because of
Dr. Goldstein's relationship with the Company as its Chairman of the Board and Chief Scientific Advisor and his position as Chairman of the Department of Biochemistry and Molecular Biology at GWU, the Company has not funded any research personally conducted by Dr. Goldstein, and anticipates that any future funding would also be limited to research projects performed by principal investigators at GWU other than Dr. Goldstein. The Company also may use the proceeds from any future financings to enter into similar arrangements with other academic institutions in connection with its efforts to develop Thymosin beta 4.

     The Company has initiated efforts to obtaining the information required by the United Status Food and Drug Administration (the "FDA") in order to submit an Investigational New Drug ("IND") application for Thymosin beta 4. These efforts have included preliminary studies to evaluate the toxicity of Thymosin beta 4 in animals and the development of the analytical procedures necessary to validate the purity and integrity of the manufactured product before testing. In December 1994 and July 1995, the Company entered into a research agreement with commercial vendors to initiate toxicology studies with Thymosin beta 4. In January 1995, the Company entered into a purchase agreement with a commercial vendor to develop analytical assays necessary for the clinical testing of Thymosin beta 4.

     In June 1995, the Company submitted a pre-clinical and clinical development plan to the FDA. In July 1995, Company executives, advisors and representatives from vendors supplying manufacturing and toxicology services met with the Division of Pulmonary Drugs at the FDA. Definitive toxicology studies were initiated in August 1995.

     Suspension of Product Development Program. The Company's product development program for Thymosin beta 4 was suspended in February 1996 following the publication of a U.S. patent belonging to a U.S. university and licensed to a U.S. pharmaceutical company. The decision to suspend the program was based in part on a concern that the commercialization of Thymosin beta 4 as a mucolytic to treat cystic fibrosis patients could infringe one or more of the claims under the issued patent. Resumption of the program is contingent on additional financing. At the present time, the Company is seeking the advice of its medical advisors and patent counsel in developing a new plan for the clinical development and subsequent commercialization of Thymosin beta 4. This plan may include treating diseases other than cystic fibrosis or cystic fibrosis using methods in a manner that does not infringe any existing patent. Such diseases may include sepsis, cystic fibrosis, chronic bronchitis, asthma and adult respiratory distress syndrome. Although management believes that several such alternatives are available, significant additional financing will be required before any work can begin on the Thymosin beta 4 development program. See "Management Discussion and Analysis of Financial Condition and Results of Operations."

     Manufacturing. Thymosin beta 4 is manufactured by means of chemical synthesis. In chemical synthesis, the peptide is created by chemically joining amino acids, the component building blocks. The principal advantages of chemical synthesis over other possible means of manufacture are manufacturing control, product specificity, high yield, purity and a ready supply of raw material from multiple commercial sources. The Company entered into contracts with three
commercial manufacturers for the supply of Thymosin beta 4.   In
addition, the Company has contacted a number of potential manufacturers concerning the formulation and delivery of Thymosin beta
4. All manufacturing activity was suspended in February 1996. See "Management Discussion and Analysis of Financial Condition and Results of Operations -- Financial Condition."

     Clinical Trials. Thymosin beta 4 has not been tested in humans. Before it could be marketed as a therapeutic agent for a particular disease or indication, it must undergo a series of clinical trials in human patients to demonstrate safety and efficacy. See "Government Regulations." Currently, the Company has inadequate financial resources to continue its preclinical development program. See "Management's Discussion and Analysis of Financial Condition and Results of Operations." To fund human clinical trials will require significant additional financing.

Licensing of Thymosin Alpha 1 Rights

     Effective September 30, 1994, the Company entered into a new license agreement with SciClone (the "New SciClone License Agreement") which supersedes the original license agreement between the parties entered into in 1990 (the "Original SciClone License Agreement"). Under the New SciClone License Agreement, the Company has granted to SciClone an exclusive license to the Company's patent and other proprietary rights with respect to Thymosin alpha 1 to develop, test, make, use and sell Thymosin alpha 1 and products containing Thymosin alpha 1 (collectively "Licensed Products") for all human and animal therapeutic and diagnostic uses. The license covers all countries of the world, except for Italy, Spain and Portugal.

     The major focus of the Company's past activities was an effort to demonstrate the efficacy of Thymosin alpha 1 as a treatment for chronic hepatitis B in a Phase III multi-center clinical trial. The results of this trial, which were analyzed in April 1994, did not show a statistically significant difference between the response of the treatment group and the response of the placebo group. This led the Company to conclude that the Phase III trial efficacy results would not support a New Drug Application filing with the FDA for the approval of six months of therapy with Thymosin alpha 1 as a sole treatment for chronic hepatitis B. The Company concluded that additional trials were beyond its financial means.

     Under the New SciClone License Agreement, the decision whether to continue the commercial development of Thymosin alpha 1 is at the sole discretion of SciClone. While the Company understands that SciClone currently is continuing with its efforts to commercialize Thymosin alpha 1, there is no assurance that SciClone will be successful. However, should SciClone be successful in its efforts, the Company will be entitled to receive a royalty on SciClone's net sales revenue from Licensed Products that ranges from 3% to 7% depending on whether SciClone's rights in the country in which the sales occur were acquired under the New SciClone License Agreement or under the Original SciClone License Agreement and on whether SciClone enjoys patent protection or comparable market exclusivity in such country. The Company's right to receive royalties continues at least until September 30, 2002. If at the end of this eight-year period the Company has not realized royalty payments in the amount of $35 million, then SciClone's royalty obligation will continue until the earlier of (i) the payment to the Company of royalties aggregating $35 million or (ii) September 30, 2009.

     The rights to Thymosin alpha 1 in Italy, Spain and Portugal have been licensed by the Company to Sclavo, S.p.A., an Italian pharmaceutical company. In July 1991, Sclavo filed an application with the Italian Ministry of Health requesting regulatory approval to market Thymosin alpha 1 in Italy for several indications, including treatment of immune deficiencies and as a vaccine adjuvant. In May 1993, marketing approval was granted for the use of Thymosin alpha 1 as an adjuvant for influenza vaccine in immunocompromised patients. Under the terms of its license agreement with Sclavo, the Company is entitled to receive a royalty on product sales. Sclavo has advised the Company that due to the small patient population for the approved indication, it does not intend to commence commercial sales of Thymosin alpha 1 in Italy until the product is approved for additional indications. Although applications have been filed with the Italian Ministry of Health for the approval of Thymosin alpha 1 for other indications, Sclavo has offered no assurances as to whether or when any such approvals might be obtained. Accordingly, the Company is unable to predict when sales of Thymosin alpha 1 might commence in Italy for any indication. The license agreement with Sclavo extends until the later of (i) the expiration of the patent rights with respect to Thymosin alpha 1 in the particular country, and (ii) 15 years from the date of the first commercial sale of Thymosin alpha 1 in the covered territory. Should Sclavo's rights in any of the three countries terminate for any reason, the proprietary rights in that country automatically are conveyed to SciClone under the terms of the New SciClone License Agreement.

Proprietary Rights

     A United States composition of matter patent for Thymosin beta 4, which expires in 1998, is held by GWU. No corresponding foreign patent filings were made. The rights under the U.S. patent have been licensed by GWU to Hoffmann-La Roche Inc. ("HLR"), which in turn has licensed the U.S. patent rights to the Company on a sole and exclusive basis. Under its license agreement with HLR, the Company is obligated to pay HLR a royalty of 8% on net sales (excluding sales for research purposes) in the United States until the expiration of ten years from the date of the first commercial sale. If, during this period, the FDA approves Thymosin beta 4 for sale by a competitor, the royalty due HLR will be reduced to 4%. HLR is responsible for the royalty due GWU under the primary license agreement.

     In January 1996, the Company learned of a U.S. patent issued to a U.S. university that made claim to a broad therapeutic area including the treatment of cystic fibrosis with any drugs like Thymosin beta 4. Although this patent does not specifically claim Thymosin beta 4, the broad claims, if valid, could prohibit the Company from commercializing Thymosin beta 4 as a new mucolytic for the treatment of cystic fibrosis. The Company has had discussions with the exclusive licensee of this U.S. patent to explore the possibility of a license or other business arrangements that would allow the Company to seek new funding for its cystic fibrosis development program. There is no assurance that any such license can be obtained on reasonable business terms. Without such a license, the Company anticipates that it will be extremely difficult to secure additional financing for the development of Thymosin beta 4 as a mucolytic for cystic fibrosis.

     Under a research agreement with GWU, the Company has funded Thymosin beta 4 research at GWU and is entitled to a sole and exclusive worldwide license to any patents that result from such research. Under the research agreement, the Company is obligated to pay to GWU a royalty of 4% of net sales of Thymosin beta 4. Pursuant to the research agreement, patent applications were filed in 1993 in the United States and in 1994 in Europe covering the use of Thymosin beta 4 for the treatment of septic shock and in 1994 in the United States covering the use of Thymosin beta 4 for the treatment of certain respiratory disorders including cystic fibrosis.

     There is no assurance that any of the Company's pending patent applications will result in the issuance of patents or that any patent issued will not be subject to challenge. In the case of a claim of patent infringement, there is no assurance that the Company will be able to afford the expense of any litigation that may be necessary to enforce its proprietary rights. Finally, there is no assurance that no additional patents may issue whose claims if valid would be infringed by certain uses of Thymosin beta 4.

Viral Technologies Joint Venture

     In 1986, the Company made certain discoveries which the Company believes may be of clinical benefit in the prevention, diagnosis or treatment of AIDS. These proprietary discoveries involve peptides related to the p17 gag protein, a core protein of the AIDS virus. In April 1986, the Company sold a 50% interest in the rights pertaining to this technology to CEL-SCI. Immediately thereafter, the Company and CEL-SCI each transferred its interest in these discoveries to VTI, a joint venture in which the Company and CEL-SCI each own a 50% interest. The purpose of VTI was to provide the legal mechanism for joint control by the Company and CEL-SCI of the development of the discoveries.

     On October 30, 1995, the Company sold its 50% interest in VTI to CEL-SCI. In consideration, the Company received 159,170 shares of CEL-SCI common stock. See "Management Discussion and Analysis of
Financial Condition and Results of Operations."

Merger - Alpha 1 Acquisition Corp.

     On November 13, 1995, the Company entered into an Agreement of Merger with Alpha 1 Acquisition Corp. ("Acquisition"), a corporation formed by affiliates of The Castle Group, Ltd. ("Castle"), pursuant to which Acquisition, subject to stockholder approval and upon the satisfaction of certain conditions precedent, would be merged into the Company. Among the conditions precedent was that Acquisition, which had no material assets, complete a financing which resulted in gross proceeds of at least $5 million to Acquisition.

     On February 8, 1996, Acquisition and the Company by mutual agreement terminated this merger agreement. The parties took this action in part due to the identification of a U.S. patent to which a license may be required in order for the Company to commercialize Thymosin beta 4 as a mucolytic for the treatment of cystic fibrosis. See "Proprietary Rights."

Competition

     The Company is engaged in a business that is highly competitive. Research and development activities for new drugs to treat cystic fibrosis patients are being sponsored or conducted by private and public institutions and by major pharmaceutical companies located in the United States and a number of foreign countries. Many of these companies and institutions have financial and human resources that are substantially greater than those of the Company, and that have extensive experience in conducting research and development activities and clinical testing and in obtaining the regulatory approvals necessary to market pharmaceutical products.

     The major effort in new drug research for cystic fibrosis patients has focused on pulmonary therapy. Standard treatment using antibacterial, bronchodilators, oxygen, physiotherapy and exercises is being supplemented by new approaches including gene therapy, ion modulators, transplantation, immune modulation, amiloride and protease inhibitors.

     In December 1993, Genentech, Inc. obtained FDA approval for the commercial sale of Pulmozymer as a treatment for cystic fibrosis.
This product is a human enzyme produced by recombinant DNA technology. Pulmozymer has been shown to moderately improve pulmonary function by reducing the viscosity of sputum in cystic fibrosis patients, and thereby reduces the incidence of pulmonary infections. In addition to Pulmozymer, other enzymatic mucolytics, such as proteases, have been tested as a treatment for cystic fibrosis patients, but with inconsistent results.

     If a product developed by the Company for the treatment of cystic fibrosis is approved, that product can be expected to compete with other approved products for the same disease including Pulmozymer.
The Company expects that this competition will be based primarily on clinical efficacy, relative toxicity and price. There is no assurance that Thymosin beta 4, if approved, would be competitive with Pulmozymer or any other product then approved on the basis of either efficacy or cost.

     In addition to drugs that treat the progressive lung disease in cystic fibrosis patients, a number of companies are focusing on gene therapy with the goal of curing this disease. A number of these projects are supported by large pharmaceutical companies with substantial resources. If gene therapy is approved for the treatment of cystic fibrosis patients this could adversely effect the need for mucolytic agents such as Thymosin beta 4.

Government Regulation

     In the United States, the FDA has principal responsibility for reviewing and approving applications to market new products for therapeutic or diagnostic use in humans. The process of obtaining FDA approval is both expensive and time-consuming, and the development costs of a successful drug may take a number of years to recover. There can be no assurance as to the timing or ultimate FDA approval of any product of the Company.

     The procedure for obtaining FDA approval of a new pharmaceutical product for use in humans involves a series of steps beginning with animal toxicology studies and continues through three stages of human clinical trials. Typically, after experimental toxicological and pharmacological and efficacy data have been obtained, the test results are submitted to the FDA along with an IND application which includes the protocol that will be followed in the initial human clinical trial. If the FDA does not object, the applicant can proceed with the Phase I trial. Phase I trials consist of pharmacological and safety studies in a relatively small number of patients under rigidly controlled conditions in order to establish lack of toxicity and a safe dosage range. After Phase I testing is completed, one or more Phase II trials are conducted in a limited number of patients to test for efficacy in treatment or prevention of a specific disease. The results of the Phase II trials are analyzed for both clinical efficacy and safety. If the results demonstrate efficacy and safety, the clinical trial and other data are submitted to the FDA along with the protocol for a Phase III trial. Phase III trials consist of extensive studies in large populations designed to assess the safety of the agent and the most desirable dosage and treatment regimen for a specific disease. If the Phase III trial meets acceptable criteria for efficacy and safety, a New Drug Application (an "NDA") may be filed with the FDA. The NDA constitutes a request for approval to market the agent for the disease indication evaluated in the Phase II and Phase III trials. Usually, the FDA requires two controlled trials for approval of an NDA, but in rare occasions the FDA has approved drugs for life-threatening conditions on the basis of one clinical trial.

     Based on the information contained in the NDA, the FDA determines whether to approve the product for commercial marketing and, if so, specifies how the product is to be labeled. FDA regulations also govern the manufacturing process. As a condition of NDA approval, the FDA may also require ongoing testing and surveillance to monitor the effects of a pharmaceutical product's use.

     Commercialization of the Company's products in countries outside the United States is subject to regulation by, including clinical testing under the supervision of, regulatory authorities in such foreign countries.

Employees

     The Company currently employs three individuals of which two are Ph.D.'s. The Company is not a party to any collective bargaining agreement.

Item 2.   Properties

     The Company's corporate headquarters are located in Bethesda, Maryland where it leases approximately 7,800 square feet of office space. The lease expires in June 1997. Currently, all laboratory and manufacturing functions are outsourced. From 1986 through 1994, the Company conducted laboratory functions at a 3,000 square foot leased facility located in Foster City, California. When the Company relocated all laboratory activities to a 27,000 square foot facility in Sunnyvale, California, this space was subleased until the expiration of the lease on November 1995. The Company intended to use the Sunnyvale facility as a research and manufacturing facility for Thymosin alpha 1. As a consequence of the New SciClone License Agreement, the Company no longer required a facility to manufacture Thymosin alpha 1. Subsequently, the Company closed the facility, and effective March 1995, assigned the lease to a third party, but remains secondarily liable until expiration of the lease in January 2002. The assignment has primarily the same terms as the original lease agreement.

Item 3.   Legal Proceedings

     On April 29, 1994, a suit was filed in United States District Court for the District of Maryland against the Company, Dr. Allan Goldstein and Dr. Vincent F. Simmon, the Company's former President and Chief Executive Officer. The named plaintiff in the suit was Schulman, Rogers, Gandal, Pordy & Ecker, P.A. The suit, as to which the plaintiff sought certification as a class action, alleged that during the period May 11, 1993, through April 27, 1994, the Company and certain of its officers made or are responsible for certain false or misleading public statements regarding the Company, Thymosin alpha 1, the results of Thymosin alpha 1 in the treatment of chronic hepatitis B, and the prospects for success of Thymosin alpha 1 in clinical trials and the impact on the Company. The complaint contended that these alleged misleading statements violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 thereunder. The complaint further alleged that Dr. Goldstein and Dr. Simmon are liable for such statements by reason of their status as controlling persons of the Company. On May 26, 1994, a second suit was filed in the United States District Court for the District of Maryland by Harry T. Cole against the Company, Dr. Goldstein and Dr. Simmon. This suit, which also sought certification as a class action, alleged violations of Rule 10b-5, negligent representations and control person liability based on substantially the same facts alleged in the Schulman complaint. On May 27, 1994, a suit was filed in the United States District Court for the District of Maryland by Allison and Sidney Formal against the Company, Dr. Goldstein and Dr. Simmon. The allegations and the relief sought in this suit were identical to those in the Schulman complaint. The three suits have been consolidated as a single action captioned In re Alpha 1 Biomedicals, Inc. Securities Litigation. In a consolidated amended complaint, the plaintiffs expanded their claims to include the allegation that the Company made false or misleading public statements concerning its ability to satisfy its contractual obligation to supply product to SciClone. On March 13, 1995, the District Court issued an order dismissing all but one of the claims. On September 26, 1995, the parties filed a Stipulation of Settlement with the District Court under which the Company would issue 500,000 shares of its common stock and make a $100,000 payment in settlement of the remaining claim. The settlement is subject to the approval of the District Court which is pending. While the Company continues to believe that the remaining claim is without merit, it has entered into the settlement agreement covering this claim to avoid the continuing cost of litigation.

     In March 1996, a complaint was filed against the Company by a former employee in the Circuit Court of Montgomery County, Maryland, alleging discrimination in employment, wrongful termination and breach of contract. The Company is evaluating the merits of this claim.

     In March 1996, the Company received a complaint which was filed by a former consultant to the Company in the Circuit Court for Wayne County, Michigan, alleging negligence, fraud, statutory indemnification and detrimental reliance. The plaintiff is seeking legal expenses and related costs associated with the investigation of the consultant by the Securities and Exchange Commission. The Company is evaluating the merits of this claim.

Item 4.   Submission of Matters to a Vote of Security Holders

     None.
                                PART II

Item 5.   Market for Registrant's Common Stock and Related Stockholder
       Matters

     The outstanding classes of the Company's equity securities consist of Common Stock and Class C Warrants. Each Class C Warrant is exercisable, at an exercise price of $19.00, to purchase one share of Common Stock and is redeemable by the Company for nominal consideration if the price of the Common Stock exceeds $25.00 per share for a period of 20 consecutive days. Since May 25, 1995, the Common Stock and the Class C Warrants, which are separately listed, have traded on the OTC Bulletin Board under the symbol ALBM and ALBML, respectively. Prior to that date, both issues traded on the NASDAQ National Market System. The Common Stock was initially issued to the public in 1986. The Class C Warrants were issued to the public in 1993.

     The following table sets forth the high and low closing prices as reported by OTC Bulletin Board for the Common Stock and the Class C Warrants since May 25, 1995. Prior to that date, prices represent the high and low closing market prices reported by the NASDAQ National Market System.

                          Common  Stock           Class C Warrants
                          High     Low              High       Low
For the year ended
December 31, 1995:
First Quarter             29/32      1/2            3/16       3/32
Second Quarter
  April 1-May 24           5/8    15/32              3/32       3/32
  May 25 - June 30         9/16    3/10              1/16       1/50
Third Quarter              7/10   15/64              1/50      1/100
Fourth Quarter            13/32    5/32             1/50       1/100

For the year ended
  December 31, 1994:
   First Quarter           15-1/4     10-3/4              5
3-3/8
   Second Quarter          12          1-7/8              4
5/16
   Third Quarter            2-3/8      1                  1/2
3/16
   Fourth Quarter          1-7/16        5/8              1/4
1/8

     As of March 6, 1996, there were 490 holders of record of the Common Stock and 22 holders of record of the Class C Warrants.

     The Company has not paid a dividend on the Common Stock and does not anticipate that any cash dividends will be paid in the foreseeable future.

Item 6.   Selected Financial Data

BALANCE SHEET DATA


                                                       December 31,

     1995           1994           1993           1992           1991
Working capital


 $(256,612)      $3,383,045    $13,748,345     $1,055,928      $4,919,529

Total assets
 1,197,447        4,917,011     17,310,252      3,476,916       6,555,235

Total noncurrent liabilities
       -            371,250        421,151        362,373         307,870

Accumulated deficit
 (35,624,470)   (31,532,273)   (20,225,328    (14,582,694)    (10,419,988)

Stockholders' equity
     (37,204)     3,683,743     14,953,563      2,082,977       5,827,920

STATEMENTS OF OPERATIONS

                 Year Ended December 31,
1995            1994            1993           1992           1991
Revenue
  Licensing Fees
$  -            $   -          $  116,666     $   -           $   466,667

  Product sales, royalties
  and consulting
    105,591        720,383      1,258,085        65,683             28,390

    105,591        720,383      1,374,751        65,683            495,057

Expenses
  Cost of sales
   -               131,875        701,561          -                  -

  Research and product development
  2,751,744      2,840,814      2,074,080      2,017,949          1,431,654

  General and administrative
  2,060,891      8,606,641      4,227,066      2,145,742          1,541,494

  4,812,635     11,579,330      7,002,707      4,163,691          2,973,148

  Operating loss
 (4,707,044)   (10,858,947)    (5,627,956)    (4,098,008)        (2,478,091)

  Other (expense) income
    149,245       (100,543)       314,072        156,702            212,296

  Equity in loss of VTI
   (181,026)      (347,455)      (328,750)      (221,400)          (233,275)

  Gain on sale of VTI
    646,628          -               -              -                  -

Net loss
$(4,092,197)  $(11,306,945)   $(5,642,634)    $(4,162,706)      $(2,499,070)

Net loss per common share
$     (0.46)  $      (1.26)   $     (0.68)    $     (0.57)      $     (0.38)



Item 7.
Management's Discussion and Analysis of Financial Condition and
Results of Operations

Overview

     The Company was organized to engage in the development of pharmaceutical products for the treatment of diseases or conditions that arise as the result of immune system disorders, chronic viral infections, cancer and autoimmune disease. Since it was founded in 1982 and through mid-1994, the primary focus of the Company was on efforts to commercialize Thymosin alpha 1 as a treatment for various disease indications or as a vaccine adjuvant. During this period, the Company's resources were primarily devoted to the evaluation of Thymosin alpha 1 as a treatment for chronic hepatitis B. In April 1994, the results of the Company's Phase III multicenter clinical trial for this indication were analyzed. These results did not show a statistically significant difference between the response of the treatment group and the placebo group. This led the Company to conclude that, without further testing, the results of the Phase III trial would not support a New Drug Application (an "NDA") to the U.S. Food and Drug Administration for approval of Thymosin alpha 1 as a sole treatment for chronic hepatitis B. Further testing, in the view of the Company, would be needed to support an NDA and would require a commitment of resources beyond its financial capacity.

     In August 1994, the Company entered into a license agreement with SciClone Pharmaceuticals, Inc. ("SciClone") which became effective September 30, 1994 (the "New SciClone License Agreement") and which supersedes the original license agreement between the parties entered into in 1990 (the "Original SciClone License Agreement"). Under the New SciClone License Agreement, the Company granted to SciClone an exclusive license to the Company's patent and other proprietary rights with respect to Thymosin alpha 1 to develop, test, make, use and sell Thymosin alpha 1 and products containing Thymosin alpha 1 (collectively "Licensed Products") for all human and animal therapeutic and diagnostic uses. The license covers all countries of the world, except for several countries where the rights to Thymosin alpha 1 are held by other licensees of the Company.

     In consideration for the license, the Company is entitled to receive a royalty on SciClone's net sales revenue from Licensed Products that ranges from 3% to 7% depending on whether SciClone's rights in the country in which the sales occur were acquired under the New SciClone License Agreement or the Original SciClone License Agreement and on whether SciClone enjoys patent protection or comparable market exclusivity in such country. The Company's right to receive royalties continues until September 30, 2002. If at the end of such period the Company has not realized royalty payments of at least $35 million, then SciClone's royalty obligation will continue until the earlier of (i) the payment to the Company of royalties aggregating $35 million or (ii) September 30, 2009.

     Under the New SciClone License Agreement, the decision whether to continue the commercial development of Thymosin alpha 1 is at the sole discretion of SciClone. While the Company understands that SciClone is continuing with its efforts to commercialize Thymosin alpha 1, there is no assurance either that SciClone will be successful or as to the amount of the royalty payments that the Company would receive based on SciClone's commercial sales.

     As a consequence of the New SciClone License Agreement, the Company is no longer engaged in the commercial development of Thymosin alpha 1. It is the Company's current intention, subject to the receipt of the necessary financing, to focus on the prospects for the commercialization of Thymosin beta 4, an actin-binding peptide to which the Company holds certain proprietary rights.

     In November 1995, the Company entered into an Agreement of Merger with Alpha 1 Acquisition Corp., a corporation formed by affiliates of The Castle Group, Ltd. The completion of the merger agreement was contingent upon the private company raising at least $5 million in new financing. The merger agreement was terminated by mutual agreement in February 1996, in part due to the recent identification of a U.S. patent to which a license may be required in order for the Company to commercialize Thymosin beta 4 as a mucolytic for the treatment of cystic fibrosis.

     The Company has delayed its development program for Thymosin beta 4 and has no products that have received regulatory approval. The Company has not generated significant revenues from operations and does not anticipate generating product revenues for the foreseeable future. The Company will require substantial funding in order to re-activate and conduct its research and development activities and to manufacture and market the products which the Company intends to develop. Management plans include strategic alliances or other partnership arrangements with entities interested in and with resources to develop Thymosin beta 4, or other business transactions which would allow the Company to generate resources to assure continuation of the Company's operations. Management believes that significant revenue may be generated under the license agreement with SciClone. However, existing financial resources will be exhausted before any such revenues are realized.

Results of Operations

     Revenues for the year ended December 31, 1995 were $105,591, as compared to $720,383 for the year ended December 31, 1994, and $1,374,751 for the year ended December 31, 1993.

     Revenues in 1995 were attributable primarily to consulting services provided to SciClone, whereas revenues in the 1994 and 1993 periods were primarily the result of product sales and related charges to SciClone. In 1993, the Company also recorded revenue from milestone payments of $116,666 under the Original SciClone License Agreement. As a consequence of the New SciClone License Agreement, the Company will not realize any future revenue arising from product sales to SciClone or milestone payments relating to the development of Thymosin alpha 1.

     Expenses in 1995 totaled $4,812,635, as compared to $11,579,330 in 1994 and $7,002,707 in 1993. The decrease in expenses in 1995 from 1994 was attributable primarily to higher expenses in 1994 as a result of non-recurring general and administrative expenses incurred in connection with (i) the Company's arbitration proceeding with SciClone and negotiation of a New SciClone License Agreement and (ii) the closing of the Company's Sunnyvale, California facility. The 1995 expenses were reduced as a result of staff reductions and related costs.

     Expenses in 1993 were primarily attributable to the recognition of cost of goods sold and increased general and administrative expenses primarily reflecting increases in legal fees and other costs incurred in connection with arbitration proceedings with SciClone, which began in 1993.

     Research and development expenses reflect a slight decrease in 1995 from 1994 reflecting the Company's redirection of its efforts from Thymosin alpha 1 to Thymosin beta 4 technology, whereas 1994 expense reflects an increase over 1993 expense as a result of increased costs incurred in connection with clinical trials.

     The net effect of operating activities was a net operating loss of $4,707,044 in 1995, as compared to net operating losses of $10,858,947 in 1994 and $5,627,956 in 1993.

     The 1995 increase in other income (expense) over 1994 expense is primarily a result of the partial recapture of the prior year's unrealized losses associated with short term investments, net of (i) interest income in 1995 which reflects a decrease from the prior year as a result of decreased cash and short term investment balances and
(ii) a loss on the sale of CEL-SCI Common Stock acquired in the sale of the Company's 50% ownership of VTI, where 1994 and 1993 amounts consist of interest income only.

     During 1995, equity loss of VTI reflects the research payments to VTI for the conduct of clinical activities of $181,026, as compared to losses of $347,445 and $328,750 in 1994 and 1993, respectively. The gain on sale of VTI represents the proceeds of the sale of the Company's interest in VTI.

     On January 1, 1994, the Company, as required, adopted SFAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities." Under the requirement, short term investments must be stated at values which approximate current market. The SFAS No. 115 losses recorded for 1995 and 1994 were $37,091 and $386,995, respectively.

Capital Resources and Liquidity

     Since its inception in 1982, the Company's efforts have been directed toward conducting research and development, sponsoring clinical trials of its proprietary products, the construction and equipping of laboratory and production facilities, and the manufacture of product for research, testing and clinical trials. The Company's accumulated deficit of $35,624,470 through December 31, 1995 has been primarily funded by the proceeds from the issuance of equity securities (and interest earned on such funds), the licensing of technology developed or acquired by the Company and limited product sales.

     During 1995, revenues consisted of consulting services and royalty income from SciClone. These revenue sources are substantially below the level required to cover fully the Company's expenses or to provide adequate cash flow. The Company currently has no other revenue-generating sources. Although the Company believes that royalty income from product sales of Thymosin alpha 1 by SciClone could be significant in the future, the Company does not have an adequate basis for estimating future royalty revenue that might be realized. The Company currently believes, based on its existing resources, that it will have sufficient cash to sustain its operations to the third quarter of 1996. If additional financing cannot be obtained prior to that time, the Company will likely be forced to discontinue operations.

     Beginning with the halting of Thymosin alpha 1 clinical studies and the licensing to SciClone of additional rights to Thymosin alpha 1 under the New SciClone License Agreement in 1994, the Company has undertaken a cost reduction program which continues to date. As a result, the Company has reduced staffing levels from 29 employees to its current three employees and has closed all facilities except for its headquarters space. The Company also is attempting to sublease its existing space which exceed the needs of its current staffing.

     During 1995, the Company refocused its research efforts to Thymosin beta 4. Research activities and pre-clinical studies were initiated and accelerated based on anticipated cash resources that the Company expected to realize from the proposed merger with a company affiliated with The Castle Group, Ltd. In anticipation of the merger and the cash that was to become available, the Company commenced placing orders for the conduct of research studies and for the purchase of Thymosin beta 4 material totaling $2,704,000. In January 1996, the Company learned of the issuance of a U.S. patent that could block the commercialization of Thymosin beta 4 as a mucolytic for the treatment for cystic fibrosis. Thereafter, the merger agreement was terminated by mutual agreement. The Company has delayed its development program for Thymosin beta 4, and has no products that have received regulatory approval. The Company has not generated significant revenues from operations and does not anticipate generating product revenues for the foreseeable future. The Company will require substantial funding in order to re-activate and conduct its research and development activities and to manufacture and market the products which the Company intends to develop.

     Management's current plans include strategic alliances or other partnership arrangements with entities interested in and with resources to develop Thymosin beta 4, or other business transactions which would allow the Company to generate resources to assure continuation of the Company's operations. Management believes that significant revenue may be generated under the license agreement with SciClone. However, existing financial resources will be exhausted before any such revenues are realized. As of February 20, 1996, the board of directors approved a plan which provides for termination of all ongoing research and development activities, a reduction of leased space, a reduction of certain salaries and the severance of administrative staff.

     As a result of the termination of research and development activities, the Company cancelled its research orders with certain vendors. The Company was able to cancel $1,204,000 of work not yet performed on outstanding orders of $2,704,000. Management has also entered into negotiations with these major vendors in which it is seeking to defer the remaining payments that are due ($1,500,000) in exchange for a commitment to the vendors of revenues received by the Company in the future under the SciClone license agreement until the full amounts of the liabilities have been liquidated. In the event that sufficient funding is obtained for the Thymosin beta 4 program, all amounts then due would become payable immediately. If substantial funding is not acquired, management estimates that the Company's financial resources would fund operations, on a substantially scaled-down basis, to the third quarter of 1996.

     In November 1995, as a result of the Company's decision to concentrate its commercial efforts on Thymosin beta 4, the Company sold its 50% interest in VTI to CEL-SCI for which the Company received 159,170 shares of CEL-SCI common stock having a market value at the time of the transaction of $646,628. Prior to December 31, 1995, the Company sold 80,000 of the CEL-SCI shares realizing net proceeds of $259,387. The market value of the remaining shares at December 31, 1995 was $284,538. Subsequent to 1995, the remaining 79,170 shares were sold realizing net proceeds of $250,510.

     The effect of inflation and changing prices on the continuing operations of the Company is not expected to be significant.

Item 8.   Financial Statements and Supplementary Data

       Financial Statements begin on the following page.

Item 9. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

       None.


                   REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Stockholders
Alpha 1 Biomedicals, Inc.


In our opinion, the accompanying balance sheets and the related statements of operations, of stockholders' equity (deficit) and of cash flows present fairly, in all material respects, the financial position of Alpha 1 Biomedicals, Inc. at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the financial statements, the Company has suffered recurring losses from operations and has a net capital deficiency that raise substantial doubt about its ability to continue as a going concern. Management's plans in regard to these matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.






PRICE WATERHOUSE LLP


Washington, DC
March 29, 1996


BALANCE SHEETS

                                December 31,

                                        1995             1994


ASSETS

Current assets
  Cash and cash equivalents            $546,797        $13,705
  Short term investments                284,538      3,747,035
  Prepaid insurance                     130,951        153,210
  Other current assets                   15,753        222,013

           Total current assets         978,039       4,135,963

Fixed assets, net                        59,530         260,680
Proprietary rights, net                  64,672         323,358
Due from related party                   80,596         109,100
Other assets                             14,610          87,910

            Total assets             $1,197,447      $4,917,011


LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

Current liabilities
   Accounts payable                    $258,051        $386,955
   Accrued expenses                     976,600         475,063

       Total current liabilities      1,234,651         862,018

Deferred compensation                                   371,250

      Total liabilities               1,234,651       1,233,268


Stockholders' equity (deficit)
Preferred stock, $.001 par value
per share,1,000,000 authorized;
no shares issued                          -                -
Common stock, par value $.001 per share,
20,000,000 shares authorized;
8,977,429 issued and outstanding          8,977           8,977
Additional paid-in capital           35,578,289      35,207,039
   Accumulated deficit              (35,624,470)    (31,532,273)

   Total stockholders' equity (deficit) (37,204)      3,683,743

Commitments and contingencies

   Total liabilities and
    stockholders' equity             $1,197,447      $4,917,011



The accompanying notes are an integral part of these financial statements.


STATEMENTS OF OPERATIONS

                             Year ended December 31,


                                      1995           1994         1993

Revenues
  Licensing fees                    $   -        $   -         $116,666
  Product sales, royalties
   and consulting                   105,591       720,383     1,258,085

Total revenues                      105,591       720,383     1,374,751

Expenses
  Cost of sales                        -          131,875       701,561
  Research and product
   development                    2,751,744     2,840,814     2,074,080
  General and administrative      2,060,891     8,606,641     4,227,066

Total expenses                    4,812,635    11,579,330     7,002,707

Operating loss                   (4,707,044)  (10,858,947)   (5,627,956)
Other income (expense)              149,245      (100,543)      314,072
Equity in loss of VTI              (181,026)     (347,455)     (328,750)
Gain on sale of VTI                 646,628        -               -

Net loss                        $(4,092,197) $(11,306,945)  $(5,642,634)

Net loss per common share           $ (0.46)       $(1.26)       $(0.68)


Weighted average number
 of common shares outstanding     8,977,429     8,976,114     8,309,940

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS




 Year ended December 31,
                                          1995          1994          1993

Cash flows from operating activities:
Net loss                           (4,092,197)     $(11,306,945)  $(5,642,634)

Adjustments to reconcile net loss to net
  cash used in operating activities:
    Depreciation                       47,947           281,490       186,525
    Amortization                      258,686           258,686       258,686
    Deferred compensation                -                 -            8,877
    Equity in losses of VTI           181,026           347,455       328,750
    Gain on sale of VTI              (646,628)             -             -
    Litigation settlement in
     common stock                     200,000              -             -
    Loss on short term investments     37,091           386,995          -
    Loss on disposal/writedown
     of fixed assets                   32,703         1,558,799          -
    Loss on writedown of inventory       -              540,841          -
    Sale of short term investments  4,072,034         5,947,549          -
    Changes in operating assets
       and liabilities:
     Increase in inventory               -              (57,054)      (83,828)
     Decrease (increase) in
       prepaid insurance               22,259           (75,389)      (31,835)
     Decrease (increase) in
       other current assets           206,260           145,917      (275,805)
     Decrease (increase) in due
       from related party              28,504          (109,100)         -
     Decrease (increase) in
       other assets                    73,300           (35,162)      (31,538)
    (Decrease) increase
       in accounts payable           (128,904)       (1,042,580)      933,614
     Increase in accrued expenses     301,537           352,391        68,130
     Decrease in unearned revenue        -             (383,331)      (97,772)
    (Decrease) increase in other
       liabilities                       -              (49,901)       49,901

Net cash provided by (used in)
  operating activities                593,618        (3,239,339)   (4,328,929)

Cash flows from investing activities:
  Sale of short term investments,
    net                                  -                -        (9,585,449)
  Advances to VTI                    (181,026)         (347,455)     (328,750)
  Purchases of fixed assets              -           (1,287,131)     (650,620)
  Proceeds from the sale of
    fixed assets                      120,500           177,739          -

Net cash used in investing activities (60,526)       (1,456,847)  (10,564,819)

Cash flows from financing activities:
  Proceeds from issuance of
   common stock/warrants                 -               37,125    18,513,220

Net cash provided by financing
   activities                            -               37,125    18,513,220

Net increase (decrease) in cash
   and cash equivalents               533,092        (4,659,061)    3,619,472

Cash and cash equivalents at
  beginning of year                    13,705         4,672,766     1,053,294

Cash and cash equivalents at
  end of year                        $546,797           $13,705    $4,672,766



The accompanying notes are an integral part of these financial statements.



STATEMENTS OF STOCKHOLDERS'EQUITY (DEFICIT)

                           Additional                           Total
      Common stock         paid-in    Treasury   Accumulated    stockholders'
      Shares      Amount   capital    stock      deficit        equity
(deficit)

Balance, December 31, 1992
    7,386,215    $7,386   $17,006,900  $(348,615) $(14,582,694)  $2,082,977

Issuance of stock upon exercise of warrants:
    1,098,170     1,098    10,777,044      -           -         10,778,142

Issuance of stock upon exercise of options
       96,102        96       429,512      -           -            429,608

Issuance of stock in December 1993
      440,000       440     7,319,780      -           -          7,320,220

Acquisition of 1,000 shares of treasury stock
         -          -            -       (14,750)      -            (14,750)

Retirement of 55,558 shares of treasury stock
      (55,558)     (55)      (363,310)   363,365       -               -

Net loss
         -          -           -         -         (5,642,634)  (5,642,634)

Balance, December 31, 1993
    8,964,929    8,965      35,169,926    -        (20,225,328)  14,953,563

Issuance of stock upon exercise of options
       12,500       12          37,113    -            -             37,125

Net loss
         -         -            -         -        (11,306,945) (11,306,945)

Balance, December 31, 1994
    8,977,429    8,977      35,207,039    -        (31,532,273)   3,683,743

Expiration of stock options
        -          -           371,250    -            -            371,250

Net loss
        -          -            -         -         (4,092,197)  (4,092,197)

Balance, December 31, 1995
    8,977,429   $8,977    $35,578,289    $-       $(35,624,470)    $(37,204)

The accompanying notes are an integral part of these financial statements.


                       ALPHA 1 BIOMEDICALS, INC.

                     NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND BUSINESS

Organization and Nature of Operations

     Alpha 1 Biomedicals, Inc. (the "Company"), a Delaware corporation, was incorporated in 1982. The Company operates predominantly in a single industry segment, the biotechnology industry, which consists of researching and developing new pharmaceutical products for the treatment of diseases or conditions that arise as a result of immune system disorders, including chronic viral infections, cancer and autoimmune disease.

     The Company has delayed its development program for Thymosin beta 4 and has no products that have received regulatory approval. The Company has not generated significant revenues from operations and does not anticipate generating product revenues for the foreseeable future. The Company will require substantial funding in order to re-activate and conduct its research and development activities and to manufacture and market the products which the Company intends to develop. Management plans include strategic alliances or other partnership arrangements with entities interested in and with resources to develop Thymosin beta 4, or other business transactions which would allow the Company to generate resources to assure continuation of the Company's operations. Management believes that significant revenue may be generated under the license agreement with SciClone Pharmaceuticals, Inc. ("SciClone") However, existing financial resources will be exhausted before any such revenues are realized.

       Cash and short-term investment balances at December 31, 1995 total $831,335. This amount, based on the Company's commitments, is insufficient to satisfy current requirements. As of February 20, 1996, the board of directors approved a plan which provides for termination of all ongoing research and development activities, a reduction of leased space, a reduction of certain salaries and the severance of
administrative staff.   The Company expects to expense approximately
$175,000 in the first quarter of 1996 related to this plan. Management has also entered into negotiations with its major vendors in which it is seeking to defer approximately $1,500,000 in payments that are due in exchange for a commitment to the vendors of revenues to be received by the Company in the future under the SciClone license agreement until the full amount of the liabilities have been liquidated. In the event that substantial funding is not acquired, management estimates that the Company's financial resources would fund operations, on a substantially scaled-down basis, to the third quarter of 1996. If additional financing cannot be obtained prior to that time, the Company will likely be forced to discontinue operations.

     Should the Company obtain additional funding, other factors relating to competition, dependence on third parties, uncertainty regarding patents, protection of proprietary rights, manufacturing of peptides and technology obsolescence could have a significant impact on the Company and its operations.

Significant Events

     Thymosin alpha 1. From 1982 to 1994 the Company sponsored and conducted research activities primarily on its product Thymosin alpha 1 as a potential treatment for chronic hepatitis B.

     During 1994 several events relating to Thymosin alpha 1 had a significant impact on the business and the future direction of the Company. These events included the results of a Phase III clinical study and a license agreement entered into with SciClone. As a consequence of these events, the Company substantially reduced its operations and eliminated its manufacturing capacity.

     In April 1994, the Company's Phase III clinical study evaluating the use of Thymosin alpha 1 as a treatment for chronic hepatitis B was unblinded. The results from the trial did not appear to show statistically significant differences between the treatment and placebo groups. The Company concluded that the results of the trial would not support a New Drug Application to the U.S. Food and Drug Administration ("FDA") for the approval of six months of therapy with Thymosin alpha 1 as a sole treatment for chronic hepatitis B.

     Effective September 30, 1994, as part of the settlement of an arbitration proceeding, the Company entered into a new license agreement with SciClone expanding the scope of the exclusive license granted to SciClone to manufacture, use and sell Thymosin alpha 1 for all uses. As expanded, the license covers all countries of the world, except for Italy, Spain and Portugal (where the rights to Thymosin alpha 1 currently are held by other licensees of the Company). In consideration for the expanded license, the Company will be entitled to receive a royalty on SciClone's net sales revenue from products covered by the license that ranges from 3% to 7% depending on whether SciClone's rights in the country in which the sales occur were acquired under the new license agreement or the original license agreement and on whether SciClone enjoys patent protection or comparable market value exclusivity in such country. The Company's right to receive royalties continues until September 30, 2002, except that, if by September 30, 2002 the Company has not realized royalty payments of at least $35 million, SciClone's royalty obligation will continue until the earlier of (i) the payment to the Company of royalties aggregating $35 million or (ii) September 30, 2009. Under the new license agreement, the decision whether to continue the commercial development of Thymosin alpha 1 is at the sole discretion of SciClone.

     The new license agreement was coupled with a release by each party of the other from any and all prior claims and a termination of the arbitration proceeding without any damages to either party. As a consequence of the new license agreement with SciClone, the Company no longer is engaged in the commercial development, manufacture or sale of Thymosin alpha 1. As a result, the Company closed its facilities in California. The Company subleased the Foster City facility and the Sunnyvale facility. In addition, the Company reduced its workforce from 29 to 5 employees and wrote-off its remaining Thymosin alpha 1 inventories. In connection with these activities, the Company for the year ended December 31, 1994, recognized general and administrative expenses of $1,559,000 from losses on the sale and write-down of fixed assets, $625,000 in termination benefits paid to employees, $540,000 from the write-down of inventory, and $400,000 in investment banking and consulting fees.

     Thymosin beta 4. In December 1994, the Company reached a decision to focus its development efforts on Thymosin beta 4, a chemically synthesized copy of a natural hormone-like peptide that has shown promise in animal testing and laboratory studies as a treatment for cystic fibrosis. During mid-1995, the Company entered into agreements with peptide manufacturers to produce a small quantity of Thymosin beta 4 in order to provide material for the conduct of several preclinical studies to be performed by contract service organizations. Data from these preclinical studies was to support the submission of an Investigational New Drug ("IND") application for the treatment of cystic fibrosis. The Company concluded that in order to continue development of Thymosin beta 4 rapidly for the IND submission, additional capital would be required. In that regard, the Company identified an investment partner, and in November 1995, entered into a definitive merger agreement which, subject to stockholder approval and the satisfaction of other conditions precedent, was scheduled to close in the first part of 1996. Subsequent to December 31, 1995, the Company learned of an issued U.S. patent, licensed to another entity, to which a license may be required in order to commercialize Thymosin beta 4 as a treatment for cystic fibrosis. Thereafter, the merger agreement was terminated by mutual agreement and the Company suspended the further development of Thymosin beta 4. The Company has had discussions with the exclusive licensee of the patent in an effort to obtain the rights that would remove an impediment to the Company's ability to secure additional financing that will be necessary to enable the Company to move forward with a Thymosin beta 4 development program. However, there is no assurance that a satisfactory arrangement will be reached.

     At the present time, the Company is seeking the advice of its medical advisors and patent counsel in developing a new plan for the clinical development and subsequent commercialization of Thymosin beta
4. This plan may include treating diseases other than cystic fibrosis or cystic fibrosis using methods in a manner that does not infringe any existing patent. Such diseases may include sepsis, cystic fibrosis, chronic bronchitis, asthma and adult respiratory distress syndrome. Although management believes that several such alternatives are available, significant additional financing will be required before any work can begin on the Thymosin beta 4 development program.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates in preparation of financial statements

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Estimates are used when accounting for research projects, depreciation and amortization, asset write-downs, employee benefit plans and income taxes.

Cash, cash equivalents and short term investments

     Cash, cash equivalents and short term investments consist of highly liquid U.S. government and U.S. government-backed securities and securities received from the sale of Viral Technologies, Inc. ("VTI"). Securities with original maturities of three months or less are classified as cash equivalents. On January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115 "Accounting for Certain Investments in Debt and Equity Securities." As of December 31, 1995 and 1994, the Company maintained investments with an aggregate fair value of $285,000 and $3,747,000, respectively, and a cost of $322,000 and $4,134,000, respectively. The Company has recorded an unrealized loss of $37,000 and $387,000 associated with these investments which is included in the statement of operations for the year ended December 31, 1995 and 1994, respectively.

Investments

     The Company sold its investment in VTI during 1995. During the period prior to such sale, the Company followed the equity method of accounting for the investment (Note 4).

Fixed assets

     Fixed assets are stated at cost less accumulated depreciation. Expenditures for maintenance and repairs which do not significantly prolong the useful lives of the assets are charged to expense. Depreciation is computed using the straight-line method over estimated useful lives of two to ten years, or over the term of the lease (Note
5).

Proprietary rights

     Proprietary rights, which consist of costs of rights purchased (Note 3) and patents obtained, are being amortized, on a straight-line basis, over periods up to 15 years (based on the estimated useful lives of the rights and patents acquired).

Deferred compensation

     Deferred compensation is recorded as a liability when compensatory stock options vest (Note 6) in an amount equal to the excess of the market price of the Company's common stock over the option exercise price at the grant date. Upon exercise of vested stock options, corresponding amounts recorded as deferred compensation are transferred to additional paid-in capital.

Research and development

     Research and development costs are expensed as incurred. Research and development performed by third parties is expensed based upon the third party's stage of product development.

Income taxes

     The Company accounts for income taxes using the asset and liability approach (SFAS No. 109 "Accounting for Income Taxes") which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities.

Fair value of financial instruments

     On January 1, 1995, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosures about Fair Value of Financial Instruments," as amended by SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," which requires the disclosure of estimated fair values of financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. SFAS No. 107 excludes certain financial instruments and all non-financial instruments. Accordingly, the estimated fair values are only indicative of individual financial instruments' values and should not be considered an indication of the fair value of the Company. The estimated fair values of the Company's cash and cash equivalents, due from related party, accounts payable and accrued expenses approximate their carrying values.

Loss per share

     Loss per share is computed by dividing the net loss by the weighted average number of shares of Common Stock outstanding during the period. Common stock equivalent shares are not included in the calculation as their effect is antidilutive.

Reclassification

     Certain amounts in the 1994 and 1993 financial statements have been reclassified to conform with the 1995 presentation.

NOTE 3 - PROPRIETARY RIGHTS AND LICENSES

     Under a series of license agreements entered into since 1982 with Hoffmann-La Roche, Inc. and its foreign affiliate ("HLR") and with The George Washington University ("GWU"), the Company acquired certain proprietary rights to Thymosin alpha 1 both in the United States and a number of foreign countries. In 1994, the Company expanded the scope of its exclusive sublicense to SciClone, of the Company's rights with respect to Thymosin alpha 1, to cover all countries (other than Italy, Spain and Portugal) (Note 1). Under the SciClone license agreement, SciClone is responsible for payment on behalf of the Company of all royalties due to HLR, GWU and the University of Texas (from which HLR acquired certain rights to Thymosin alpha 1).

     The Company recorded approximately $714,000 in product sales to SciClone in 1994. As a result of the amendment of the SciClone license, no product sales to SciClone were made in 1995 nor are any anticipated in the future.

     The rights to Thymosin alpha 1 in Italy, Spain and Portugal have been sublicensed by the Company to Sclavo, S.p.A. ("Sclavo"). During 1994 and 1993, the Company recorded $4,000 and $250,000 in net product sales, respectively, to Sclavo. No such sales were recorded during 1995.

     The Company holds the proprietary rights to Thymosin beta 4 in the United States under the license from HLR pursuant to which the Company is obligated to pay HLR a royalty of 8% on commercial sales (or 4% of commercial sales, if the FDA has approved Thymosin beta 4 for sale by a competitor) until the expiration of ten years from the date of the first commercial sale. The Company also has a worldwide license to certain uses of Thymosin beta 4 under a research agreement with GWU under which the Company is obligated to pay GWU a royalty of 4% on commercial sales.

     Payments made by the Company through December 31, 1995 to obtain its proprietary rights have totaled $1,327,295. Accumulated amortization of proprietary rights aggregated $1,262,623 and $1,003,937 at December 31, 1995 and 1994, respectively.

NOTE 4 - RELATED PARTIES

Viral Technologies, Inc.

     In April 1986, the Company sold 50% of its right, title and interest in a newly developed technology which may be useful in the diagnosis, prevention and treatment of Acquired Immune Deficiency Syndrome ("AIDS") to CEL-SCI Corporation ("CEL-SCI"), a publicly held company. Simultaneously with the sale of the technology, the Company entered into a joint venture with CEL-SCI whereby each party contributed its interests in the technology and $10,000 in cash to VTI, a newly created corporation, in exchange for a 50% interest each in VTI.

     During the fiscal years ended December 31, 1995, 1994 and 1993, the Company recognized $181,026, $347,455, and $328,750 in VTI losses, respectively. The Company fully reserved for all advances to VTI.

     In November 1995, as a result of the Company's decision to concentrate its efforts on Thymosin beta 4 technology, the Company sold its 50% interest in VTI to CEL-SCI for which the Company received 159,170 shares of CEL-SCI common stock valued at the market price of $646,628. As of December 31, 1995, the Company has sold 80,000 of the CEL-SCI shares realizing net proceeds of $259,387. The market value of the remaining shares at December 31, 1995 is $284,538. Subsequent to 1995, the remaining 79,170 shares were sold realizing net proceeds of $250,510.

Note Due from Related Party

     In 1994, the Company entered into a note receivable agreement with Allan Goldstein, Chairman of the Board of Directors which accrues interest monthly at a rate of 11.5%. On February 27, 1996, the Company amended its note receivable with Dr. Goldstein to forgo principal payments for one year in exchange for a reduction in his salary. Interest on the note continues to accrue monthly.

     In addition to his employment with the Company, Dr. Goldstein is also Chairman of the Department of Biochemistry and Molecular Biology at GWU. The Company has not funded any research personally conducted by Dr. Goldstein, and anticipates that any future funding will also be limited to research projects performed by principal investigators at GWU other than Dr. Goldstein. Payments made under the research agreement totaling $196,079, $275,457 and $196,884 were made during the years ended December 31, 1995, 1994 and 1993, respectively.



NOTE 5 - BALANCE SHEET INFORMATION

Fixed assets consist of the following (in thousands):
                                                     December 31,
                                                   1995          1994

Furniture and equipment                           $206            $387
  Leasehold improvements                             6               6
                                                   212             393
  Less accumulated depreciation                    152             132
                                                   $60            $261

Accrued expenses consist of the following (in thousands):

                                                     December 31,
                                                   1995          1994

Lease Termination                                  $             $150
FDA consulting                                                    120
Losses in VTI                                                      91
Employee termination benefits                                      77
Litigation settlement                              200
Research projects                                  741
Other                                               36               37
                                                  $977             $475


NOTE 6 - STOCKHOLDERS' EQUITY

Common stock and warrants

     In January 1993, the Company announced its intention to redeem all outstanding Class B Warrants and in connection therewith reduced the exercise price of the Class B Warrants from $12.00 to $10.00 per share and augmented the consideration to be received upon the exercise of each Class B Warrant by including a Class C Warrant in addition to one share of Common Stock. A total of 1,098,170 of the 1,100,000 Class B Warrants outstanding were exercised prior to redemption. Total proceeds from the exercise of the Class B Warrants were $10,981,700. Total costs associated with the exercise of the Class B Warrants were $203,558 and were charged to additional paid-in capital. Each Class C Warrant entitles the holder to purchase one share of Common Stock at a price of $19.00. All Class C Warrants expire February 28, 1997 and are redeemable by the Company after February 28, 1994 at a price of $0.10 per Class C Warrant, if the average of the closing price for the Company's Common Stock exceeds $25.00 per share for 20 consecutive business days.

     In December 1993, the Company issued 440,000 shares of Common Stock to a foreign investor for an aggregate purchase price of $7,331,720. In addition, the investor acquired an option to purchase up to 440,000 additional shares of Common Stock. The option became exercisable in April 1994 and expired in June 1995. Total costs associated with the sale of stock were $11,500 and were charged to additional paid-in capital.

     In April 1994, the Board of Directors adopted a Shareholders Rights Plan, pursuant to which it declared a dividend distribution of one Preferred Stock Purchase Right (Right) for each outstanding share of Common Stock. The dividend distribution was payable to stockholders of record at the close of business April 29, 1994.

     The Rights can become exercisable only if a person or group acquires more than 5% of the Common Stock or announces a tender offer the consummation of which would result in ownership by a person or group of more than 25% of the Common Stock. Each Right would then entitle the holder to purchase one-thousandth (1/1,000) of a share of new series of preferred stock at an exercise price of $16.00.

     If the Company is acquired in a merger or other business combination transaction with, or a significant portion of the Company's business is acquired by, a person or group that has acquired more than 25% of its outstanding Common Stock, each Right will entitle its holder (other than such person or group or any of their affiliates or associates) to purchase, at the then-current exercise price of the Right, a number of the acquiring company's common shares having a value that is twice such exercise price. In addition, if a person or group acquires more than 25% of the Company's outstanding Common Stock, each Right will entitle its holder (other than such person or group or any of their affiliates or associates) to purchase, at the then-current exercise price of the Right, a number of shares of Common Stock having a market value that is twice such exercise price.

     Prior to the time that the Rights become exercisable, they are redeemable at the option of the Board of Directors at a redemption price of $.01 per Right. The Board of Directors is required to redeem the Rights in the event of an all-cash tender offer for all of the outstanding shares of the Common Stock that meets certain requirements. The Rights will expire on April 29, 2004.

Treasury Stock

     In January 1993, an employee tendered 1,000 shares of Common Stock of the Company in payment of the exercise price of options to purchase 10,727 shares of Common Stock issued under the Company's stock option plans. The Common Stock acquired by the Company was valued at its fair value on the date of surrender to the Company and was recorded as Treasury Stock. In December 1993, the Company authorized the retirement of all shares of Common Stock held as Treasury Stock.

Stock option plans

Incentive Stock Option Plan

     The Company has an Incentive Stock Option Plan established in 1986, and since amended from time to time, under which options to purchase shares of Common Stock of the Company may be granted by the Company to any employee. All options granted under the Plan are exercisable at a price equal to the fair market value of the Common Stock on the date of the grant. The Plan authorizes the issuance of up to 1,500,000 shares of Common Stock.

The following table summarizes option activity:

                               Shares        Option Price Range

Outstanding options at
 December 31, 1992            419,025        $1.00 to $15.00
 (208,150 exercisable)

Options granted during the year101,900        10.75 to 16.25

Options exercised during the year(42,852)      1.00 to 12.50

Options canceled during the year(26,500)      8.125 to 12.50

Outstanding options at
 December 31, 1993            451,573          1.00 to 16.25
 (245,581 exercisable)

Options granted during the year20,000                   1.00

Options canceled during the year(222,716)      1.00 to 16.25

Outstanding options at
 December 31, 1994            248,857          1.00 to 16.25
 (204,941 exercisable)

Options granted during the year640,000          .44 to .6875

Options canceled during the year(103,584)      3.19 to 16.25

Outstanding options at
 December 31, 1995            785,273           .44 to 16.25
 (232,148 exercisable)


Non-vested options outstanding at December 31, 1995 become exercisable in varying amounts through October 2005. Options granted totaling 545,000, issued in October 1995, had vesting terms which were contingent upon shareholder approval of the proposed merger transaction (Note 1). Subsequent to December 31, 1995, these options were canceled due to the termination of the merger on February 8, 1996. At December 31, 1995, 267,160 shares were available for future grants under the Plan.

1987 Non-Qualified Stock Option Plan

     The 1987 Non-Qualified Stock Option Plan was adopted by the Board of Directors and approved by the stockholders in 1987. The Plan provides for grants of stock options to any employee. The Plan authorizes the issuance of up to 1,000,000 shares of Common Stock.

     Generally, stock options granted under the Plan may not have an exercise price that is less than the fair market value of the Common Stock on the date of the grant. However, during the nine-month period ended December 1990, an option to purchase 200,000 shares of Common Stock under the Plan was granted, pursuant to stockholder approval, at an exercise price of $1.00 per share to an officer of the Company. The fair market value on the date of grant was $3.0625 per share. The difference between the fair market value and exercise price of the option was recognized as compensation over the vesting period. Compensation expense in the amount of $8,876 arising from the granting of these options was recognized during the year ended December 31, 1993. No compensation expense was recognized during 1995 and 1994 since the options were fully vested at December 31, 1993. During 1995, these options expired without being exercised, and accordingly, the liability has been reclassified to additional paid in capital.

The following table summarizes option activity:

                                     Shares Option Price Range

Outstanding options at
 December 31, 1992                  516,000  $1.00 to $15.00
 (233,000 exercisable)

Options granted during the year      30,400   10.25 to 16.25

Options exercised during the year  (30,750)    1.00 to 9.625

Options canceled during the year      (750)            9.625


Outstanding options at
 December 31, 1993                  514,900    1.00 to 16.25
 (304,575 exercisable)

Options exercised during the year  (10,000)             1.00

Options canceled during the year   (31,250)   9.625 to 16.25

Outstanding options at
 December 31, 1994                  473,650    1.00 to 16.25
 (336,650 exercisable)

Options granted during the year     700,000              .45

Options canceled during the year   (363,250)   1.00 to 16.25

Outstanding options at
 December 31, 1995                  810,400     .45 to 16.25
 (96,400 exercisable)


Non-vested options outstanding at December 31, 1995 become exercisable in varying amounts through October 2005. The 700,000 options granted during 1995, had vesting terms contingent upon shareholder approval of the proposed merger transaction (Note 1). Subsequent to December 31, 1995, these options were canceled due to the termination of the proposed merger on February 8, 1996. At December 31, 1995, 50,266 shares were available for future grants under the Plan.

Directors Stock Option Plan

     The Directors Stock Option Plan was adopted by the Board of Directors and approved by the stockholders in 1987. Under the Plan, options to purchase 10,000 shares of Common Stock are granted automatically to each person who becomes a director after April 10, 1987 and who, at the time such person becomes a director, is not an employee of the Company. Options granted under the Plan have an exercise price per share equal to the fair market value of the Common Stock on the date of the grant. In 1992, the Plan was amended, with the approval of stockholders at the 1992 Annual Meeting (i) to add an automatic annual grant to each non-employee director of an option to purchase 5,000 shares of Common Stock if the individual is reelected as a Director at the Annual Meeting, and (ii) to increase to 200,000 the number of shares of Common Stock issuable under the Plan. Options granted under the Plan have a ten-year term and become exercisable in 20% increments beginning on the date of the grant and on each anniversary date thereafter.

     At December 31, 1995, options to purchase 40,000 shares have been granted, of which 26,000 are exercisable, at exercise prices ranging from $.53 to $10.50 per share.

Scientific Advisory Council Stock Option Plan

     In 1986, the Board of Directors adopted the Scientific Advisory Council Stock Option Plan under which options to purchase 5,000 shares of Common Stock were granted to each person who was then a member of the Company's Scientific Advisory Council. The Plan authorized the issuance of options to purchase up to 50,000 shares of Common Stock. Options to purchase all 50,000 shares with a ten-year term were granted at an exercise price of $6.25 per share, the fair market value of the Common Stock on the date of grant, and become exercisable over a five-year period. On March 8, 1995, the Scientific Advisory Council was disbanded and the Plan was terminated. As of December 31, 1995, all outstanding options under the Plan had expired.

Warrants

     A warrant to purchase 20,000 shares of the Company's common stock was issued in February 1995 in settlement of a suit filed against the Company. The warrant has an exercise of $1.00 per share and expires February 2, 1998.

NOTE 7 - EMPLOYEE BENEFIT PLANS

     The Company maintains a 401(k) retirement plan whereby the Company matches a portion of the employees' salary reduction contributions. Company contributions to the plan amounted to $21,152, $62,320 and $48,085 in 1995, 1994 and 1993, respectively.

NOTE 8 - INCOME TAXES

Deferred tax assets are comprised of the following (in thousands):

                                    December 31,   December 31,
                                        1995            1994

     Net operating loss carryforwards   $14,193        $11,267
     Equity in loss of VTI                 --              567
     Loss on write-down of fixed assets    --              532
     Research and development tax credit    588            459
     Other                                  166            474
                                         14,947         13,299
     Valuation allowance                (14,947)       (13,299)
     Net deferred tax assets         $     --      $      --


     The change in the valuation allowance is attributable to 1995 losses. The Company has provided a full valuation allowance for deferred tax assets since realization of these future benefits cannot be reasonably assured. If the Company achieves profitability, these deferred tax assets would be available to offset future income tax liabilities and expense, subject to certain limitations.

     At December 31, 1995, the Company had net operating loss and research and development tax credit carryforwards of approximately $35,483,000 and $588,000, respectively, for income tax purposes which expire in various years through 2010. Certain substantial changes in the Company's ownership would result in an annual limitation on the amount of the net operating loss carryforwards which can be utilized.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

     In July 1992, the Company commenced a five year operating lease for headquarters office space in Bethesda, Maryland. The Company has an operating lease for production facility space in Sunnyvale, California, which expires in January 2002. The Sunnyvale lease was assigned to a third party in March 1995 on the same terms for the remaining term of the underlying lease. Aggregate rent expense was $350,308, $462,567, and $389,771 for the years ended December 31, 1995,
1994 and 1993, respectively.

     The following is a schedule of future minimum lease payments required under all operating leases, which have remaining non-cancelable lease terms in excess of one year as of December 31, 1995 (in thousands):

        Year ending December 31,       Minimum lease payments
                  1996                     $    191
                  1997                           97
                                           $    288


     At December 31, 1995, the Company had commitments for the purchase of Thymosin beta 4 material and for the conduct of preclinical studies totaling $2,704,000, of which $1,204,000 was canceled subsequent to year-end. At December 31, 1995, $819,000 of these commitments had been incurred and expensed for the production of such material or studies. Subsequent to 1995 and prior to the decision to delay its development program in February 1996, the Company incurred and expensed the remaining $681,000 under the commitments.

     During 1994, several suits were filed against the Company, its Chairman, and former Chief Executive Officer, alleging the Company and certain of its officers made or are responsible for false or misleading public statements regarding the Company, Thymosin alpha 1, the results of Thymosin alpha 1 in the treatment of chronic hepatitis B, and the prospects for success of Thymosin alpha 1 in clinical trials and the impact on the Company. The suits were consolidated as a single action, and in a consolidated amended complaint, the plaintiffs expanded their claims to include the allegation that the Company made false and misleading public statements concerning its ability to satisfy its contractual obligation to supply product to SciClone. On March 13, 1995, the district court issued an order dismissing all claims except for the claim regarding a public statement made by the Company concerning its ability to supply product to SciClone. On September 26, 1995, the parties filed a Stipulation of Settlement with the District Court under which the Company would issue 500,000 shares of its Common Stock and make a $100,000 payment in settlement of the remaining claim. The $100,000 payment in settlement was placed in an escrow account in September 1995. The settlement is subject to the approval of the District Court which is pending. The Company has accrued $200,000 for the issuance of the 500,000 shares stipulated under the settlement. While the Company continues to believe that the remaining claim is without merit, it has entered into the settlement agreement covering this claim to avoid the continuing cost of litigation.

     In March 1996, a complaint was filed against the Company by a former employee in the Circuit Court of Montgomery County, Maryland, alleging discrimination in employment, wrongful termination and breach of contract. The plaintiff is seeking actual damages of $200,000, consequential damages of $2 million, punitive damages of $100,000, and court costs. The Company is evaluating the merits of this claim.

     In March 1996, the Company received a complaint which was filed by a former consultant to the Company in the Circuit Court for Wayne County, Michigan, alleging negligence, fraud, statutory indemnification and detrimental reliance. The plaintiff is seeking legal expenses and related costs in excess of $10,000 associated with the investigation of the consultant by the Securities and Exchange Commission. The Company is evaluating the merits of this claim.


                               PART III

Item 10.  Directors and Executive Officers of the Registrant

     (a) Identification of Directors. Information concerning each director of the Company, consisting of the nominee's age, period of service as a director of the Company, a brief description of his principal occupation and business experience during the past five years, and certain other directorships held is set forth below.

       Allan L. Goldstein, Ph.D., Age 58, Director since 1982

          Dr. Goldstein has been the Chairman of the Board of the Company since its founding in May 1982. He is the Chairman of the Department of Biochemistry and Molecular Biology at The George Washington University School of Medicine and Health Sciences, a position he has held since 1978. Prior to July 1986, Dr. Goldstein served as Chief Executive Officer and Treasurer of the Company and currently is its chief scientific advisor.

       Joseph C. McNay, Age 62, Director since 1987

          Mr. McNay has been the Chairman and director of Essex
Investment Management Company, Inc., a registered investment adviser, since 1976. He is also a director of Softech, Inc.

       Albert Rosenfeld, Age 75, Director since 1982

          Mr. Rosenfeld has been a consultant on Future Programs for the March of Dimes Birth Defects Foundation since 1973 and Adjunct Professor in the Department of Human Biological Chemistry and Genetics at the University of Texas Medical Branch, Galveston, Texas since 1974. He is a frequent author and lecturer on scientific matters.

       Michael L. Berman, Ph.D., Age 46, Director since 1995

          Dr. Berman was elected as President and Chief Executive Officer of the Company in November 1994. He joined the Company in early 1994 as Vice President for new commercial programs. From 1988 to 1993, Dr. Berman was Vice President and Scientific Director and then Director of Business Development with Oncologix, Inc. He is also a director of Prototek, Inc. and Peptomers, Inc.

     (b) Identification of Executive Officers. Information concerning each executive officer of the Company (other than executive officers who also are directors), consisting of such person's age, position, and offices held with the Company and the period for which such person has held such positions or offices and the business expertise of such person during the past five years is set forth below. Executive officers are elected annually by the Board of Directors and are subject to removal at the discretion of the Board of Directors.

     Robert J. Lanham, was appointed Chief Financial Officer in
February 1995. Since 1987, he has served as Vice President, Finance and Administration and Secretary. He was elected Treasurer of the Company in December 1989.

     (c)  Compliance with Section 16(a) of the Securities Exchange Act.
Section 16(a) of the Securities Exchange Act" of 1934, as amended, requires that each of the Company's directors and executive officers, and any beneficial owner of more than 10% of the Common Stock, file with the Securities and Exchange Commission (the "SEC") initial reports of beneficial ownership of the Common Stock and reports of changes in beneficial ownership of the Common Stock. Such persons also are required by SEC regulations to furnish the Company with copies of all such reports. Based solely on its review of the copies of such reports furnished to the Company for the year ended December 31, 1995, and on the written representations made by such persons that no other reports were required, the Company is not aware of any instances of noncompliance with Section 16(a) during 1995.

Item 11.  Executive Compensation

     The following table sets forth certain information concerning the compensation in each of the last three fiscal years of the Company's President and Chief Executive Officer and each other executive officer whose 1995 combined salary and bonus exceeded $100,000 (the "named executive officers").

                      Summary Compensation Table

                                             Long Term
                           Annual            Compensation
Name and                   Compensation      Awards           All Other
Principal Position   Year  Salary   Bonus    Options(2)       Compensation

Allan L. Goldstein  1995 $178,080 (3) $0       530,000          $  9,623(4)
Chairman of         1994 $160,670 (4) $50,000    0              $  7,697
the Board           1993 $ 97,836     $0         0              $  5,372

Michael L. Berman(5)1995 $150,986     $ 5,000  580,000          $  7,365(6)
President and Chief 1994 $ 81,312     $10,000   20,000          $  3,109
Executive Officer

Robert J. Lanham    1995 $113,211     $0       215,000          $  8,255(7)
Vice President,     1994 $ 98,945     $0          0             $107,968
and Chief
Financial Officer   1993 $ 90,141     $0         7,500          $  6,695

(1) None of the above-named executive officers received perquisites or other personal benefits in excess of the lesser of $50,000 or 10% of such individuals salary plus annual bonus.

(2) Consists of options to purchase shares of Common Stock granted under the Company's employee stock option plans. During 1995, options issued to Dr. Goldstein, Dr. Berman and Mr. Lanham of 530,000, 500,000 and 200,000, respectively, were granted subject to shareholder approval of the merger with Alpha 1 Acquisition Corporation. The merger transaction was terminated by mutual agreement on February 8, 1996, and as a result, such options were canceled. Additionally, during 1995, Dr. Berman was issued an option to purchase 80,000 shares which vested in 12 equal monthly amounts, and Mr. Lanham was issued an option to purchase 15,000 shares, which vested in 36 equal monthly amounts. During 1994, Dr. Berman was issued an option to purchase 20,000 shares which vested immediately. During 1993, Mr. Lanham was issued an option to purchase 7,500 shares, which vests in annual increments of one third beginning on the date of grant.

(3) Includes $70,250 paid to Dr. Goldstein in consideration for consulting services provided to SciClone. See "Compensation
     Committee Interlocks and Insider Participation."

(4) In 1995, consists of (i) $4,620 in matching contributions to the Company's 401(k) Plan and (ii) $5,002 of premiums paid by the Company for long-term disability and life insurance.

(5)  Dr. Berman was first employed by the Company in March 1994.

(6) In 1995, consists of (i) $4,620 in matching contributions to the Company's 401(k) Plan and (ii) $2,745 of premiums paid by the Company for long-term disability insurance.

(7) In 1995, consists of (i) $4,620 in matching contributions to the Company's 401(k) Plan, and (ii) $3,635 of premiums paid by the Company for long-term disability and life insurance.

                         Option Grants in 1995

                                                  Potential Realizable
                                                     Value at
                         Percent of                Assumed Rates of
                         Total Options               Stock Price
                         Granted to                 Appreciation
              Options    Employees in             Exercise Expiration
              Granted    Fiscal Year              for Option Term (1)
 Granted                  Fiscal Year   Price    Date    5%     10%
Michael L.
   Berman     80,000 (2)    6.0%      $.6875  01/18/05 $ 34,589 $ 87,656
             300,000 (3)   22.4%      $.45    09/13/05 $ 84,900 $215,155
             200,000 (3)   14.9%      $.44    10/02/05 $ 55,343 $140,249
             580,000       43.3%                       $174,832 $443,060

Allan L.
Goldstein    300,000 (3)   22.4%      $.450   09/13/05 $ 84,900 $215,155
             230,000 (3)   17.2%      $.44    10/02/05 $ 63,644 $161,286
                           39.6                        $148,544 $376,441

Robert J.
 Lanham       15,000 (4)    1.1%      $.625   02/14/05 $  5,896 $ 14,941
             100,000 (3)    7.5%      $.45    09/12/05 $ 28,300 $ 71,718
             100,000 (3)    7.5%      $.45    09/13/05 $ 28,300 $ 71,718
             215,000       16.1%                        $62,496 $158,377

(1) Amounts represent hypothetical gains that could be achieved if the option were to be exercised at the end of the option term. The gains are based on assumed rates of stock appreciation of 5% and 10%, compounded annually from the date the option was granted to the expiration date. Actual gains, if any, on stock option exercises will depend on the future performance of the Common
     Stock and the date on which the option, or any portion thereof, is exercised.

(2) Represents an option to purchase shares of Common Stock which vested in 12 equal monthly amounts beginning January 1995.

(3) Represents an option to purchase shares of Common Stock granted subject to shareholder approval of the merger with Alpha 1
     Acquisition Corporation. The merger transaction was terminated by mutual agreement on February 8, 1996 and, as a result, the options were canceled.

(4) Represents an option to purchase shares of Common Stock which vests in 36 equal monthly amounts beginning February 1995.
  Aggregate Option Exercises in 1995 and Year-End Stock Option Values

                   Shares                           Value of
                  Acquired               Number of Unexercised
     Unexercised In-the
                    on    Value     Options at Year-End     Money
     Options at Year-End(1)
     Name         Exercise       Realized         Exercisable
     Unexercisable        Exercisable    Unexercisable

Allan L. Goldstein  0      0   140,000  540,000     0       0

Michael L. Berman   0      0   100,000  500,000     0       0

Robert J. Lanham    0      0    78,548    8,125     0       0

(1)  All options have an exercise price that exceeds the  market price.

Employment Agreements

     In January 1995, the Company entered into an employment agreement with Dr. Michael Berman pursuant to which he serves as the Company's President and Chief Executive Officer. The agreement was for a one-year term and provides for an annual salary of $150,000. Pursuant to the agreement, the Company issued to Dr. Berman a ten-year option to purchase 80,000 shares of Common Stock at an exercise price of $.69 per share (the market price of the Common Stock on the date of the grant), which vested in 12 equal monthly installments over the term of the employment agreement. Since January 1996, Dr. Berman has continued as the President and Chief Executive Officer of the Company without an employment agreement at an annual salary of $150,000.

     Dr. Allan Goldstein is employed as the Company's chief scientific advisor under an employment agreement entered into effective December 1991. The agreement has a five-year term and provides for an initial annual salary of $90,000, with provision for annual increases of 7.5% if approved by the Board of Directors. Under the agreement, if Dr. Goldstein's employment is terminated without cause, he is entitled to a severance payment equal to the lesser of (i) two years' salary and (ii) the salary that he would have earned if his employment continued for the full terms of the agreement. Dr. Goldstein's employment agreement was amended in February 1996 to provide for an annual salary of $36,000. The employment agreement requires Dr. Goldstein to devote such time to the affairs of the Company as is necessary in his judgment to perform his duties under the agreement. The employment agreement also acknowledges his position at The George Washington University School of Medicine and Health Sciences and permits him to continue in that position so long as he is reasonably available to perform his duties to the Company. See also "Compensation Committee Interlocks and Insider Participation."

     In February 1995, the Company entered into an employment agreement with Mr. Robert J. Lanham with a one-year term and an annual salary of $115,000. As of February 1996, Mr. Lanham continues as Vice President and Chief Financial Officer, without an employment agreement at an annual salary of $57,500.

Compensation Committee Interlocks and Insider Participation

     The Board of Directors as a whole is responsible for determining the compensation payable to the chief executive officer and to other executive officers of the Company. When the Board gives consideration to the compensation of an executive officer who also is a director, that director does not participate in the Board's deliberations.

     In May 1994, the Company extended a loan in the amount of $149,000 to Dr. Goldstein, the Company's Chairman of the Board, for the purpose of enabling Dr. Goldstein to meet a margin call on a brokerage account collateralized by the Common Stock of the Company at a time when the Board of Directors concluded that it would be contrary to the best interest of the Company for Dr. Goldstein to effect a sale of the shares. The loan was unsecured, and had an interest rate equal to the prime rate, with all principal and interest due on the December 31, 1994 maturity date. The loan was repaid on January 1, 1995, in part with the proceeds of a second unsecured loan to Dr. Goldstein from the Company in the amount of $115,617. This second loan has an interest rate of 11.5% and is to be repaid in 36 equal monthly installments. During February 1996, the parties amended the loan agreement to provide for the temporary suspension of installment payments for twelve months, with interest continuing to accrue, as a condition to amending the terms of his employment agreement. See "Employment Agreements." At February 29, 1996, the outstanding principal balance was $74,562.

     In November 1994, the Company entered into an agreement with SciClone Pharmaceuticals, Inc. ("SciClone") pursuant to which the Company agreed to make the services of Dr. Goldstein available to consult with SciClone concerning SciClone's efforts to commercialize Thymosin alpha 1. The agreement covered an initial one-year term and is automatically renewable annually for additional one-year terms unless terminated by either party upon 30 days' notice. Under the Agreement, the Company was paid an initial retainer of $50,000, and is entitled to receive an additional retainer of $50,000 payable upon the commencement of each successive one-year term. In addition, the Company is paid a consulting fee for Dr. Goldstein's services at the rate of $250 per hour, with a minimum, initial annual consulting fee of $50,000. The agreement was renewed in November 1995 for an additional year, but amending the terms to provide for a $25,000 retainer and minimum consulting fees of $25,000. In view of the additional demands on the time and attention of Dr. Goldstein required by reason of this consulting arrangement, the Company has agreed to pay Dr. Goldstein as compensation the annual retainer and all consulting fees earned by the Company under the agreement. Such payments are included as salary in the Summary Compensation Table.

Compensation of Directors

     Each nonemployee director is paid an annual fee of $5,000, plus $1,250 per meeting for attendance at meetings in person and is reimbursed for expenses incurred in attending meetings of the Board of Directors. Each current nonemployee director and any new nonemployee director also is a participant in the Company's Directors Stock Option Plan pursuant to which (i) each nonemployee director at the time of his or her initial election or appointment is granted an option to purchase 10,000 shares of Common Stock and (ii) each nonemployee director received annually an option to purchase 5,000 shares of Common Stock at the time of his or her reelection as a director. Such options have an exercise price equal to the fair market value of the Common Stock on the date of the grant and vest in annual increments of 20% beginning on the date of the grant.

Item 12.  Security Ownership of Certain Beneficial Owners and
Management

     The following table sets forth as of March 26, 1996, unless otherwise indicated, certain information concerning the beneficial ownership of Common Stock (i) by each director, (ii) by each named executive officer, and (iii) by all directors and executive officers of the Company as a group, in each case as reported to the Company by such persons. No person or group is known by the Company to own beneficially more than 5% of the outstanding Common Stock.

                                                       Percentage of
Name and Address of                                    Outstanding
Beneficial Owner (1)        Number of Shares (2)       Shares (3)

Allan L. Goldstein             344,397  (4)                3.8%
Joseph C. McNay                133,000  (5)                1.5%
Albert Rosenfeld                21,100  (6)                 *
Michael L. Berman              103,000  (7)                1.1%
Robert J. Lanham                88,275  (8)                1.0%
All directors and executive officers689,772              (9)     7.4%

____________________
*    Constitutes less than 1% of the outstanding shares of Common
Stock.

(1) Unless otherwise indicated, the address of the beneficial owner is c/o Alpha 1 Biomedicals, Inc. Two Democracy Center, 6903
     Rockledge Drive, Suite 1200, Bethesda, Maryland  20817.

(2) A beneficial owner of a security includes a person who directly or indirectly has or shares voting or investment power with respect to such security. Voting power is the power to vote or direct the voting of the security and investment power is the power to dispose or direct the disposition of the security. Each person listed has advised the Company that, except as otherwise indicted below, such person has, or upon the exercise of the stock options or Class C Warrants indicated will have, sole voting power and sole investment power with respect to the shares indicated.

(3) The percentages represent the total number of shares of Common Stock shown in the adjacent column divided by the sum of (i) the issued and outstanding shares of Common Stock as of March 26, 1996, and (ii) all shares of Common Stock, if any, issuable upon the exercise of stock options or Class C Warrants held by such person or group that were exercisable on March 26, 1996, or will become exercisable within 60 days thereafter.

(4) Consists of (i) 90,285 shares of Common Stock owned directly by Dr. Goldstein and 140,000 shares of Common Stock which he has a right to acquire pursuant to the exercise of immediately exercisable options granted under the Company's 1986 Incentive Stock Option Plan and 1987 Non-Qualified Stock Option Plan over which Dr. Goldstein has, or upon exercise of such options will have, sole voting and sole investment power and (ii) 18,906 shares held in trust for the benefit of Dr. Goldstein's daughter, as to which he serves as a co-trustee, 51,103 shares held by Dr. Goldstein's wife and 44,103 shares held by Dr. Goldstein's wife as custodian for their minor child, all with respect to which Dr. Goldstein shares voting and investment power.

(5) Includes 21,000 shares of Common Stock issuable upon the exercise of the immediately exercisable portion of options granted under the Company's Directors Stock Option Plan.

(6) Includes 11,000 shares of Common Stock issuable upon the exercise of the immediately exercisable portion of options granted under the Company's Directors Stock Option Plan.

(7) Consists of 3,000 shares of Common Stock owned directly by Dr. Berman and 100,000 shares issuable upon exercise of immediately exercisable stock options under the Company's 1986 Incentive
     Stock Option Plan.

(8) Consists of 7,227 shares of Common Stock owned directly by Mr. Lanham and 81,048 shares issuable upon exercise of immediately exercisable stock options under the Company's 1986 Incentive Stock Option Plan and 1987 Non-qualified Stock Option Plan.

(9) Includes 353,048 shares of Common Stock that all directors and executive officers of the Company as a group have the right to acquire through the exercise of stock options that were exercisable on March 26, 1996, or that will become exercisable within 60 days thereafter, and 114,112 shares of Common Stock owned by wives and children of directors and executive officers.

Item 13.  Certain Relationships and Related Transactions

     See "Item 11 Executive Compensation -- Compensation Committee Interlocks and Insider Participation."
                                PART IV

Item 14.  Exhibits, Financial Statement Schedules and Reports on Form 8-
K

(a)  1.   Index to Financial Statements

     The Financial Statements of the Company for the year ended
     December 31, 1995, filed as part of this Annual Report on Form 10-K, are on the pages set forth below:

                                                      Page Number
                                                        of this
                                                       Form 10-K

     A.   Report of Independent Accountants                19

     B.   Balance Sheets at December 31, 1995              20
          and 1994

     C.   Statements of Operations                         21
          for the years ended December 31,
          1995, 1994 and 1993

     D.   Statement of Cash Flows for the years ended
          December 31, 1995, 1994 and 1993                 22

     E.   Statements of Stockholders' Equity               23
          (Deficit) for the years ended
          December 31, 1995, 1994, and 1993


     F.   Notes to Financial Statements                  24-36

     2.   Financial Statement Schedules
          None are included because they are not applicable or not required, or because the required information is included in the Financial Statements or the Notes thereto.

     3. Exhibits Required by Item 601 of Securities and Exchange Commission Regulation S-K


Exhibit   Description of Exhibit        Reference **
  No.
  3.1     Restated Certificate of       Exhibit 3.1 to Registration
          Incorporation of Company      Statement No. 33-9370,
                                        Amendment No. 1 (filed
                                        11/26/86)

  3.2     Amendment to Restated         Exhibit 3.2 to the Company's
          Certificate of Incorporation  Transitional Report on Form
          of Company                    10-K, File No. 1-15070
                                        (filed 3/18/91)

  3.3     Bylaws of Company             Exhibit 3.2 to Registration
                                        Statement No. 33-9370 (filed
                                        10/8/86)

  3.4     Amendment No. 1 to Bylaws of  Exhibit 4.7, Registration
          Company adopted 8/11/89       Statement No. 33-34551,
                                        Amendment No. 3 (filed
                                        6/21/90)

  3.5     Amendment No. 2 to Bylaws of  Exhibit 4.8, Registration
          Company adopted 6/18/90       Statement No. 33-34551,
                                        Amendment No. 3 (filed
                                        6/21/90)

  3.6     Amendment No. 3 to Bylaws of  Exhibit 3.6 to the Company's
          Company adopted 11/30/90      Transitional Report on Form
                                        10-K, File No. 1-15070
                                        (filed 3/18/91)

  4.1     Form of Stock Certificate     Exhibit 4.1 to Registration
                                        Statement No. 33-9370,
                                        Amendment No. 1 (filed
                                        11/26/86)

  4.2     Class C Warrant Agreement     Exhibit 2.1 to the Company's
          (including form of Class C    Registration Statement on
          Warrant Certificate), dated   Form 8-A for Class C
          as of January 29, 1993,       Warrants (filed 1/28/93)
          between the Company and
          American Stock Transfer &
          Trust Company

  4.3     Amendment No. 1 to Class C    Exhibit 2.2 to the Company's
          Warrant Agreement, dated as   Amendment No. 1 on Form 8 to
          of February 23, 1993,         a Registration Statement on
          between the Company and       Form 8-A for Class C
          American Stock Transfer &     Warrants (filed 3/1/93)
          Trust Company

  4.4     Rights Agreement, dated as    Exhibit 1 to the Company's
          of April 29, 1994, between    Registration Statement on
          the Company and American      Form 8-K, dated May 2, 1994
          Stock Transfer & Trust
          Company, as Rights Agent

  10.1    Commercial Text Agreement     Exhibit 10.10, Registration
          between the Company and F.    Statement No. 33-9370 (filed
          Hoffmann-La Roche, Inc.,      10/8/86)
          dated September 15, 1982,
          and amended August 7, 1984
          and September 18, 1986

  10.2    Thymosin Fraction 5 License   Exhibit 10.11, Registration
          Agreement between the         Statement No. 33-9370 (filed
          Company and F. Hoffmann-La    10/8/86)
          Roche & Co. Limited Company,
          dated January 1, 1985

  10.3    Thymosin Alpha 1 License      Exhibit 10.12, Registration
          Agreement between the         Statement No. 33-9370 (filed
          Company and F. Hoffmann-La    10/8/86)
          Roche & Co. Limited Company,
          dated August 5, 1986

  10.4    Thymosin Alpha 1 License      Exhibit 10.19 to the
          Agreements between the        Company's Annual Report on
          Company and F. Hoffmann-La    Form 10-K, File No. 1-15070
          Roche & Co. Limited Company,  (filed 6/29/89)
          dated October 21, 1988

  10.5    Agreement between the         Exhibit 10.19, Registration
          Company and Hoffmann-La       Statement No. 33-34551
          Roche, Inc., dated as of      (filed 4/25/90)
          December 21, 1989

  10.6    Letter Agreement, dated       Exhibit 10.29 to the
          March 4, 1991, between the    Company's Annual Report on
          Company and F. Hoffmann-La    Form 10-K, File No. 1-15070
          Roche & Co. Limited Co.       (filed 3/25/92)

  10.7    Agreement between the         Exhibit 10.30 to the
          Company and Hoffmann-La       Company's Annual Report on
          Roche, Inc., dated as of      Form 10-K, File No. 1-15070
          August 6, 1991                (filed 3/25/92)

 10.8*    Employment Agreement, dated   Exhibit 10.33 to the
          December 1, 1991, between     Company's Annual Report on
          the Company and Allan L.      Form 10-K (filed 3/25/92)
          Goldstein

 10.9*    1986 Incentive Stock Option   Exhibit 10.23 to the
          Plan, as amended through May  Company's Annual Report on
          15, 1992                      Form 10-K, File No. 1-15070
                                        (filed 3/26/93)

 10.10*   1987 Non-Qualified Stock      Exhibit 10.24 to the
          Option Plan, as amended       Company's Annual Report on
          through May 15, 1992          Form 10-K, File No. 1-15070
                                        (filed 3/26/93)
 10.11*   Amended and Restated          Exhibit 10.25 to the
          Directors Stock Option Plan,  Company's Annual Report on
          dated as of May 15, 1992      Form 10-K, File No. 1-15070
                                        (filed 3/26/93)
 10.12    Lease Agreement, dated as of  Exhibit 10.27 to the
          April 9, 1992, between the    Company's Annual Report on
          Company and Democracy         Form 10-K, File No. 1-15070
          Associates Limited            (filed 3/26/93)
          Partnership (Bethesda,
          Maryland lease)

 10.13    Lease Agreement, dated        Exhibit 10.28 to the
          February 10, 1993, between    Company's Annual Report on
          the Company and John          Form 10-K, File No. 1-15070
          Arrillaga, Trustee, and       (filed 3/26/93)
          Richard T. Perry, Trustee
          (Sunnyvale, California
          lease)

 10.14    Thymosin alpha 1 License      Exhibit 10.29 to the
          Agreement, dated as of        Company's Annual Report on
          February 12, 1993, between    Form 10-K, File No. 1-15070
          the Company and Sclavo,       (filed 3/26/93)
          S.p.A. (with certain
          confidential information
          deleted)

 10.15    Lease Agreement Amendment     Exhibit 10.24 to the
          Number 1, dated September 1,  Company's Annual Report on
          1993, and Amendment Number    Form 10-K, File No. 1-15070
          2, dated December 27, 1993    (filed 3/28/94)
          (Sunnyvale, California
          lease)

 10.16    Thymosin Alpha 1 License      Exhibit 1 to a Current
          Agreement, dated as of        Report on Form 8-K,  File
          August 19, 1994, between      No. 1-15070 (filed 8/24/94)
          SciClone Pharmaceuticals,
          Inc. and the Company (with
          certain confidential
          information omitted)

 10.17    Consulting Agreement,         Exhibit 10.26 to the
          effective October 15, 1994,   Company's Annual Report on
          between SciClone              Form 10-K, File No. 1-15070
          Pharmaceuticals, Inc. and     (filed 3/31/95)
          the Company

 10.18*   Employment Agreement, dated   Exhibit 10.27 to the
          March 24, 1994, between the   Company's Annual Report on
          Company and Michael L.        Form 10-K, File No. 1-15070
          Berman                        (filed 3/31/95)

 10.19    Lease Agreement Amendment     Exhibit 10.28 to the
          Number 3, dated April 19,     Company's Annual Report on
          1994 (Sunnyvale, California   Form 10-K, File No. 1-15070
          Lease)                        (filed 3/31/95)

 10.20*   Separation Agreement, dated   Exhibit 10.29 to the
          November 1, 1994, between     Company's Annual Report on
          the Company and Vincent F.    Form 10-K, File No. 1-15070
          Simmon                        (filed 3/31/95)

 10.21*   Supplement to Employment      Exhibit 10.30 to the
          Agreement, dated December 8,  Company's Annual Report on
          1994, between the Company     Form 10-K, File No. 1-15070
          and Allan L. Goldstein        (filed 3/31/95)

 10.22*   Employment Agreement, dated   Exhibit 10.31 to the
          January 18, 1995, between     Company's Annual Report on
          the Company and Michael L.    Form 10-K, File No. 1-15070
          Berman                        (filed 3/31/95)

 10.23*   Employment Agreement, dated   Filed herewith
          February 1, 1995, between
          the Company and Robert J.
          Lanham

 10.24    Assignment of Lease, dated    Filed herewith
          March 22, 1995 from the
          Company to Scios Nova, Inc.
          (Sunyvale, California Lease)

 10.25    Consulting Agreement,         Filed herewith
          effective October 15, 1995,
          between SciClone
          Pharmaceuticals, Inc. and
          the Company

 10.26    Termination Agreement of the  Exhibit 1 to a Current
          Viral Technologies, Inc.      Report on Form 8-K, File No.
          Joint Venture between CEL-    0-15070 (filed 11/13/95)
          SCI Corporation and the
          Company, dated October 30,
          1995

 10.27    Agreement of Merger, dated    Exhibit (c)(1) to a Current
          November 13, 1995 between     Report on Form 8-K File No.
          Alpha 1 Acquisition           0-15070 (filed 11/13/95)
          Corporation and the Company

 10.28*   Supplement to Employment      Filed herewith
          Agreement, dated Feburary
          27, 1996, between the
          Company and Allan L.
          Goldstein

   24     Consent of Price Waterhouse   Filed herewith
          LLP

     *    Management contract or compensatory plan or arrangement

     **   The exhibits referred to in this column have heretofore been filed with the Securities and Exchange Commission as exhibits to the documents indicated and are hereby incorporated by reference thereto. The Registration Statements referred to are Registration Statements of the Company.

     (b)  Reports on Form 8-K

          Current Reports on Form 8-K were filed by the Company during the fiscal quarter ended December 31, 1995 as follows:

          November 13, 1995 (Items 2 and 5)
          November 22, 1995 (Items 5 and 7)

     (c)  Exhibits
          Attached hereto
          See Index to Exhibits         Page 50
                              SIGNATURES


     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        ALPHA 1 BIOMEDICALS, INC.
                               (Registrant)


                      By:   /s/  Michael L. Berman
                              Michael L. Berman
                       President and Chief Executive Officer




     Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated:

     Signature                 Title                   Date

 /s/  Allan L. Goldstein       Director and
 Allan L. Goldstein            Chairman of the Board    March 31, 1996


 /s/  Michael L. Berman         President and Chief
 Michael L. Berman              Executive
                                Officer
                               (Principal Executive
                                Officer)                March 31, 1996

 /s/  Robert J. Lanham          Vice President and Chief
 Robert J. Lanham               Financial Officer
                               (Principal
                                Financial Officer and
                                Principal Accounting
                                Officer)                 March 31, 1996

 /s/  Joseph C. McNay           Director                 March 31, 1996
 Joseph C. McNay


/s/  Albert Rosenfeld           Director                 March 31, 1996
 Albert Rosenfeld
                           Index to Exhibits

     Exhibit                                                      Pages

10.23  Employment Agreement, dated February 1, 1995,
       between the Company and Robert J. Lanham.                  51-54

10.24  Assignment of Lease, dated March 22, 1995 from the
       Company Scios Nova, Inc. (Sunnyvale, California).          55-58

10.25  Consulting Agreement, dated October 15, 1995, between
       the Company and SciClone Pharmaceuticals, Inc.             59-65

10.28  Supplement to Employment Agreement, dated
      February 27, 1996, between the Company
       and Allan L. Goldstein.                                      66

 24    Consent of Price Waterhouse LLP.                             67

EXHIBIT 10.23

                         EMPLOYMENT AGREEMENT


          This Agreement, dated as of this 1st day of February, 1995, is entered into by and between Alpha 1 Biomedicals, Inc., a Delaware corporation having offices at 6903 Rockledge Drive, Suite 1200, Bethesda, Maryland 20817 ("Alpha") and Robert J. Lanham, an individual residing at 2014 Gunnell Farms Drive, Vienna, Virginia 22181 ("Mr. Lanham").

          WHEREAS, Mr. Lanham has experience in the operation and administration of businesses and in financial matters related thereto;

          WHEREAS, Alpha wishes to continue to employ Mr. Lanham as Vice President and Chief Finance Officer, and Mr. Lanham wishes to continue in this capacity.

          NOW, THEREFORE, The parties hereto, intending to be legally bound, agree as follows:

          1. Engagement. Alpha hereby employs Mr. Lanham as Vice President and Chief Finance Officer, and Mr. Lanham hereby accepts such employment, pursuant to the terms and conditions hereinafter set forth.

          2. Term. This Agreement is for a one year term commencing on the date hereof.

          3. Duties. During the term of this Agreement and in accordance with the Bylaws of Alpha, the services to be performed by Mr. Lanham shall be as Vice President and Chief Finance Officer of Alpha. Mr. Lanham shall use his best efforts and shall act in good faith in performing all duties required to be rendered under this Agreement.

          4. Availability. Mr. Lanham shall devote his entire working time, attention and energies to the affairs of Alpha, and shall not during the term of this Agreement be engaged in any other business activities whether or not such business activity is pursued for gain, profit or other pecuniary advantage, without the express written concurrence of Alpha.

          5. Expenses. Alpha shall reimburse Mr. Lanham promptly upon the presentation of itemized vouchers for all ordinary and necessary business expenses incurred by him in the performance of his duties hereunder.

          6. Compensation. As compensation for the services to be rendered by Mr. Lanham, Alpha agrees to pay him at the annual salary of $115,000, payable in bi-weekly installments as well as such other compensation, including bonuses, that Alpha may approve from time to time. Salary and any other payments shall be subject to withholding and other applicable taxes. Mr. Lanham shall be entitled to participate in all employee benefits and insurance programs as are made available to employees of Alpha generally, however, as an exception to the general vacation policy, he will receive four weeks vacation with pay per year.

          7. Ownership of Material Information. All rights, title and interest of every kind and nature whatsoever in and to discoveries, inventions, improvements, patents (and applications therefor), copyrights, ideas, know-how, laboratory notebooks, creations, properties and all other proprietary rights arising from or, in any way related to, Mr. Lanham's services hereunder shall become and remain the exclusive property of the Company, and he shall have no interest therein.

          8. Trade Secrets. Mr. Lanham covenants and agrees with Alpha that he will not during the term of this Agreement or thereafter disclose to anyone (except to the extent reasonably necessary for him to perform his duties hereunder) any confidential information, including but not limited to list of customers, financial or cost information, and confidential scientific and clinical information concerning the business or affairs of Alpha or any of its affiliates or subsidiaries, which he may have acquired in the course of, or incident to, the performance of his duties pursuant to the terms of this Agreement or pursuant to any prior dealings with Alpha or with any of Alpha's affiliates or subsidiaries. In the event of a breach of threatened breach by Mr. Lanham of the provisions of this paragraph, Alpha shall be entitled to an injunction restraining him from disclosing, in whole or in part, such information of from rendering any services to any person, firm, corporation, association or other entity to whom such information has been disclosed or is threatened to be disclosed. Nothing herein shall be construed as prohibiting Alpha from pursuing any other remedies available to it for such breach or threatened breach, including the recovery of damages from Mr. Lanham.

          9. Termination for Cause. Mr. Lanham's employment hereunder may be terminated by Alpha in the event of any willful or unlawful act or course of action by him during the term of this Agreement which materially injures Alpha or any act which is criminal in nature or affects adversely the reputation of Alpha or its employees, unless such act is performed at the direction of the Board. If Mr. Lanham's employment hereunder is so terminated, it shall terminate immediately upon receipt of notice of termination, and he shall be entitled to compensation only through the date of such termination. Termination of him under this Section 9 shall not terminate his obligations under Sections 7, 8, and 13 of this Agreement.

          10. Termination Without Cause. Alpha may terminate this Agreement without any cause at any time upon two (2) week's written notice to Mr. Lanham. In that event, Mr. Lanham, if requested by Alpha, may continue to perform his duties under this Agreement and shall be paid his regular compensation up to the date of termination. Termination of Mr. Lanham under this Section 10 shall not terminate this obligations under Section 7 and 8 of this Agreement.

          11. Resignation. Mr. Lanham may resign his employment under this Agreement at any time. Such resignation by Mr. Lanham shall not terminate his obligations under Section 7, 8 and 13 of this Agreement.

          12. Death or Disability. In the event of the death or disability of Mr. Lanham during the term of this Agreement or any renewal term thereto, Alpha shall continue to pay him or his legal representative, as the case may be, compensation provided hereunder for a period, from his death or a determination by Alpha that his disability is such that he no longer can carry out his duties under this Agreement, equal to one month's salary. Disability for purpose of this Section 12 shall mean disability as defined in the long term disability insurance policy in effect at the time provided such policy exists, or inability to perform duties for greater than a six (6) period.

          13. Non-Competition. Following termination of employment, other than without cause, Mr. Lanham will not for a period of one year, without the consent of Alpha, directly or indirectly, own manage, operate, control, be employed by, participate in, or be connected in any manner with the ownership, management, operation, or control of any business engaged in research and development, production or sale of a thymic hormone product, or any other specific product being developed, produced or sold by Alpha at the time of such termination of employment. In the event of his actual or threatened breach of the provisions of this paragraph, Alpha shall be entitled to, and he hereby consents to an injunction restraining him therefrom. However, nothing herein shall be construed as prohibiting Alpha from pursuing any other available remedies for such breach or threatened breach, including the recovery of damages from him. Mr. Lanham agrees that the provision of this Section 13 are necessary and reasonable to protect Alpha in the conduct of its business. If any restriction contained in this Section 13 shall be deemed to be invalid or unenforceable by reason of the extent, duration or geographic scope thereof, then Alpha shall have the right to reduce such extent, duration, geographic scope or other provisions thereof; and in their reduced form such restrictions shall then be enforceable in the manner contemplated hereby.

          14. Insurance. Alpha will obtain and maintain for the benefit of Mr. Lanham, while he is employed under this Agreement, an insurance policy with a value of $350,000 payable to the estate of Mr. Lanham, provided that Alpha shall be bound by this provision only to the extent that Alpha's annual cost of such policy does not exceed $3,000. Mr. Lanham acknowledges that the cost of this premium will be defined as income for the purpose of reporting income as required by law.

          15. Arbitration. Except as provided otherwise in this Agreement, at the request of either party to this Agreement, all disputes arising under or in connection with this Agreement may be submitted to arbitration in Washington, D.C. under the rules of the American Arbitration Association, and the decision of the arbitrator shall be final and binding. Judgment upon the award rendered may be entered and enforced in any court having jurisdiction.

          16. Construction. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

          17. Completeness. This Agreement sets for all, and is intended by all parties to be an integration of all, of the promises, agreements and understandings among the parties hereto with respect to the subject matter hereof, and there are no promised, agreements or understandings, oral or written, expressed or implied, among them other than set for or incorporated by references herein.

          IN WITNESS WHEREOF, the parties hereto have executed this Agreement the day and year first above written.



                              ALPHA 1 BIOMEDICALS, INC.





 /s/ Robert J. Lanham                        /s/ Michael L. Berman
 Robert J. Lanham                             Michael  L. Berman, Ph.D.
                                              President & CEO

                             EXHIBIT 10.24

                          ASSIGNMENT OF LEASE

This ASSIGNMENT OF LEASE (hereinafter "Assignment") is made on March 22, 1995, between ALPHA 1 BIOMEDICALS, INC. (hereinafter "Assignor"), whose address is Two Democracy Center, 6903 Rockledge Drive, Suite 1200, Bethesda, Maryland 20817, and SCIOS NOVA INC. (hereinafter "Assignee"), whose address is 2450 Bayshore Parkway, Mountain View, California 94043, who agree as follows:

1. Recitals. This Assignment is made with reference to the following facts and objectives:

1.1 Assignor, as Tenant, entered into a written lease dated January 22, 1993, and subsequent Amendment Nos. 1, 2 and 3 (collectively the "Master Lease," attached hereto as Exhibit A), in which Landlord (John Arrillaga. Trustee, or his Successor Trustee, UTA dated 7/20/77 [John Arrillaga Separate Property Trust] as amended, and Richard T. Peery, Trustee, or his Successor Trustee, UTA dated 7/20/77 [Richard T. Peery Separate Property Trust] as amended, collectively the "Landlord") leased to Assignor and Assignor leased from Landlord premises located in the City of Sunnyvale, County of Santa Clara, State of California ("Premises"), described as follows:

a portion of that certain 51,680 square foot, one-story building located at 820 West Maude Avenue, Suite 101, Sunnyvale, California 94086, consisting of approximately 26,920 square feet of space;

1.2 Assignor desires to assign all its right, title, and interest in the Master Lease to Assignee.

2. Effective Date of Assignment. This Assignment shall take effect on March 22, 1995, and Assignor shall give possession of the Premises to Assignee on that date.

3. Assignment and assumption. Subject to the terms hereof and to obtaining the consent of Landlord to this Assignment in the form attached as Exhibit B. (the "Landlord's Consent"), Assignor assigns and transfers to Assignee all its right, title, and interest in the Master Lease, and Assignee accepts the assignment and assumes and agrees to perform, from the date this Assignment becomes effective, as a direct obligation to Landlord, all the provisions of the Master Lease as modified by the Landlord's Consent or this Assignment.

4. Hazardous Materials. Assignor represents and warrants that, to the best of its knowledge and during the term of its occupancy: (i) no hazardous waste or substance was stored, treated or disposed of on the Premises, and that no underground tanks were placed on the Premises;
(ii) the Premises is in complete compliance with all applicable statutes and regulations, including environmental, health and safety requirements; (iii) Assignor's business on the Premises disposed of its waste in accordance with all applicable statutes, ordinances and regulations; (iv) Assignor has had no notice of any pending or threatened action or proceeding arising out of the condition of the Premises or alleged violation of environmental, health or safety statutes, ordinances or regulations; (v) no condition exists which might threaten the ability of Assignee to acquire all governmental permits required to operate a business similar to the business of Assignor on the Premises. Assignor and Assignee agree that in terms of allocating their responsibility for Hazardous Materials under the Master Lease (including Section 48), Assignor shall remain responsible for all Hazardous Materials conditions relating to the Premises existing as of the Effective Date, and that Assignee shall be responsible only for changes in the hazardous materials condition of the Premises which result from the operations of Assignee after the Effective Date of this Assignment.

5. Tenant Improvements; Furniture, Fixtures and Equipment. In exchange for
$100,000.00 consideration to be paid to Assignor by Assignee upon commencement of and as a precondition to the assignment term, Assignor assigns and transfers to Assignee all its right, title and interest in all existing tenant improvements in the Premises, in their as-is condition, plus the list of existing furniture, fixtures and equipment listed on attached Exhibit C.

6. Assignee to Hold Assignor Harmless. Subject to Sections 3 and 4, if Assignee defaults in its obligations under the Master Lease as modified by this Assignment or the Landlord's Consent and Assignor in its sole discretion pays rent to Landlord or fulfills any of Assignee's other obligations in order to prevent Assignee from being in default, Assignee immediately shall reimburse Assignor for the amount of rent or costs incurred by Assignor in fulfilling Assignee's obligations under this Assignment, together with interest on those sums at the rate of 10% per annum. Assignor and Assignee shall each indemnify and hold harmless the other and its employees, representatives, directors, officers and agents (collectively "Agents"), against and from any and all losses, claims, liabilities, judgments, costs, demands, causes of action, and expenses (including, without limitation, reasonable attorneys' fees and consultants' fees) (collectively "Claims") arising from or related to the following: (a) each such party's use of the Premises or from any activity done, permitted or suffered by such party in, on or about the Premises, the Building, or the Property; (b) any act or omission by such party and/or their respective Agents in connection with or related to this Assignment, the Building, or the Property; (c) any breach or default of such party in the terms of this Assignment; and (d) any action or proceeding brought by Landlord pursuant to the parties' joint and several indemnification of Landlord pursuant to Section 5 of the Landlord's Consent arising as a result of the foregoing. If any action or proceeding is brought against a party for which it is entitled to be indemnified hereunder, (the "Indemnified Party"), upon notice from the other party (the "Indemnifying Party"), the Indemnifying Party shall defend the same at such party's expense with counsel reasonably satisfactory to the Indemnified Party. The obligations of Assignor and Assignee under this Section 6 shall survive any termination of the Assignment or the Master Lease.

7.  Default of Lease; Notice to Assignor

7.1 Notice to Assignor. If Assignee or Assignor receives a notice of default from Landlord, each shall promptly send a copy to the other.

7.2 Assignor's Remedies Against Assignee. If Assignee defaults under the Master Lease as modified by this Assignment or the Landlord's Consent, Assignor shall have the rights against Assignee that are available by law and those contained in the Master Lease, including, without limitation, Assignor's right to reenter and retake possession of the Premises from Assignee.

8.  Prepaid Rent:  Security Deposit; Brokers: Prorations; Removal.

8.1 Prepaid Rent: Security Deposit. The parties acknowledge that Landlord now holds the sum of $67,300.00 as a Security Deposit, to be applied subject to the provisions of the Master Lease. Upon commencement of and as a precondition to the assignment term, Assignee shall reimburse Assignor in said amount of $67,300.00 for the existing Security Deposit paid under the terms of the Master Lease. Assignor releases all claims to that sum currently held by Landlord, and the sum shall be held by Landlord for the benefit of Assignee, subject to the provisions of the Master Lease.

8.2 Brokers. Assignor shall be responsible for all compensation of all brokers relating to this Assignment transaction, specifically including Comish & Carey, Catalyst Group and Northbridge Group.

8.3 Prorations. Property taxes, property insurance and any other expenses billed by Landlord under the Master Lease shall be prorated between Assignor and Assignee as of the Effective Date.

8.4 Removal of Property. Not later than March 21, 1995, Assignor shall remove from the Premises the items of personal property listed on Exhibit D.

9. Insurance. Assignee shall carry insurance per the Master Lease and name Assignor as an additional insured. Assignee shall, within 10 days of the execution hereof, provide Landlord with a certificate of insurance from its insurer which confirms that the insurance coverage required to be carried by Tenant under the Master Lease is in full force and effect.

10. Miscellaneous.

10.1 Attorneys' Fees. If either party commences an action against the other party arising out of or in connection with this Assignment, the prevailing party shall be entitled to recover from the losing party reasonable attorneys' fees and costs of suit.

10.2 Notice. Any notice, demand, request, consent, approval, or communication that either party desires or is required to give to the other party shall be in writing and either be served personally or sent by registered or certified prepaid, first-class mail. Any notice, demand, request, consent, approval, or communication that either party desires or is required to give to the other party shall be addressed to the other party at the address set forth in the introductory paragraph of this Agreement. Either party may change its address by notifying the other party of the change of address. Notice shall be deemed communicated upon receipt if mailed as provided in this paragraph.

10.3 Successors. This Assignment shall be binding on and inure to the benefit of the parties and their successors.

10.4 Governing Laws. This Assignment shall be interpreted and governed by the laws of the state of California as applied to contracts between residents of California that is to be performed in California.


IN WITNESS WHEREOF, Assignor and Assignee have executed this Agreement as of the day and year first hereinabove set forth.


ASSIGNOR:                                    ASSIGNEE:

ALPHA 1 BIOMEDICALS. INC.                    SCIOS NOVA INC..
a Delaware corporation                       a Delaware corporation



By  /s/ Robert J. Lanham                    By   /s/ Richard L.Casey
     Robert J. Lanham                           Richard L. Casey
     Vice President                             Chairman, President
     Finance & Administration                   Chief Executive Officer


Exhibits:
A: Master Lease
B: Landlord's Consent to Assignment
C: Personal Property Sold to Assignee
D: Personal Property to be Removed


                             EXHIBIT 10.25

                               AGREEMENT

RECITALS

1.  SciClone Pharmaceuticals, Inc. ("SciClone") and Alpha 1
Biomedicals. Inc. ("Alpha") are parties to a Thymosin Alpha 1 License Agreement, dated as of August 19, 1994, pursuant to which Alpha has licensed to SciClone the worldwide rights (except for several countries) to Thymosin alpha 1 (as defined in Schedule A).

2. Dr. Allan L. Goldstein ("Goldstein"), the chief. scientific advisor of Alpha has significant knowledge regarding the composition, activity, laboratory and clinical experience of Thymosin alpha 1.

3. SciClone wishes to employ Goldstein to serve as a consultant to SciClone in connection with SciClone's development of Thymosin alpha 1, and Alpha wishes to make Goldstein's services available to SciClone.

AGREEMENT

In consideration of the foregoing and of the promises herein contained, the parties hereto agree as follows:

1.  Scope of Service.   The services performed by Goldstein for
SciClone pursuant to this Agreement are described in Schedule A hereto (the "Services").

2.  Compensation.   SciClone shall pay to Alpha for the Services
performed by Goldstein the consideration specified in Schedule B hereto. Goldstein shall have no recourse against SciClone for any payments due or made hereunder.

3.  Term.   This Agreement is for an initial term beginning on October
15, 1995 and ending on October 14, 1996, and shall be automatically renewable thereafter for successive one-year terms, unless terminated in accordance with paragraph 14 hereunder.

4.  Proprietary Information.   (a) Goldstein agrees to maintain in
confidence and not disclose or use, either during or after the term of this Agreement, without the prior express written consent of SciClone, any proprietary or confidential information or know-how disclosed to Goldstein by SciClone in Goldstein's capacity as consultant to SciClone hereunder (the "Proprietary Information"), whether or not such Proprietary Information is the property of SciClone or the property of a SciClone licensor or other third party that disclosed the same to SciClone, and whether or not it is in written form, except
(i) to the extent required to perform duties on behalf of SciClone in Goldstein's capacity as a consultant hereunder and only if agreed to in advance by the SciClone officer designated on Schedule C hereto (the "Designated Officer") and (ii) to the extent that disclosure may be required by law or legal process. Such Proprietary Information includes, but is not limited to, technical and business information relating to SciClone's inventions or products, licensing agreements, patent applications relating to SciClone's inventions or licensed to SciClone, research and development, production processes, manufacturing and engineering processes, machines and equipment, finances, customers, marketing, production and business plans. Upon termination of this Agreement or at the request of SciClone before termination, Goldstein will deliver to SciClone all written and tangible material in his possession incorporating the Proprietary Information. These obligations with respect to Proprietary Information extend to information belonging to customers and suppliers of SciClone, who may have disclosed such information to Goldstein as a result of Goldstein's status as a consultant to SciClone hereunder.
(b) Goldstein and Alpha acknowledge and understood that the foregoing provision prohibits Goldstein from disclosing Proprietary Information to Alpha or any of its officers, directors, employees or agents, or using Proprietary Information on behalf of or in connection with work performed for Alpha.

5.  Inventions.

(a) Disclosure and Assignment. (i) Goldstein and Alpha each acknowledge and agree that, subject to the terms of any sponsored research agreement entered into between SciClone and The George Washington University or the Research Agreement (Moody), effective May 1 1990, entered into between Alpha and The George Washington University and assigned to SciClone, or the Research Agreement. effective May 1, 1990 entered into between Alpha and The George Washington University (Badamchian), any and all inventions, improvements, discoveries, technical developments and copyrighted works with respect to Thymosin alpha 1 (as defined on Schedule A hereto), whether or not patentable, which Goldstein conceives, develops or reduces to practice, solely or jointly with others and which result from any work Goldstein performs for SciClone hereunder ("Inventions") will become the sole and exclusive property of SciClone and will not be made available to others during or following the term of the Agreement without the advance written permission of the Designated Officer. (ii) Goldstein agrees to disclose promptly to the Designated Officer all matters which come to Goldstein's attention during the performance of Goldstein's activities pertaining to any and all Inventions.

(b) Representations. Goldstein represents and warrants that his activities on behalf of SciClone will not conflict with the Faculty Guidelines or Patent Policy with The George Washington University. Both Alpha and Goldstein agree that Goldstein is acting under this Agreement in Goldstein's capacity as a consultant to SciClone. Goldstein further agrees that the ownership of Inventions and patent rights as set forth in Sections 5(a) and (c) herein are in accordance with Section VII B(3) and VII E of the Patent Policy of The George Washington University.

(c) Assignment of Inventions. Subject to the terms of any sponsored research agreement entered into between SciClone and The George Washington University or the Research Agreement (Moody), effective May 1, 1990, entered into between Alpha and The George Washington University and assigned to SciClone, or the Research Agreement, effective May 1, 1990 entered into between Alpha and The George Washington University (Badamchian), Goldstein hereby assigns to SciClone his entire right to all the Inventions. Goldstein further agrees to cooperate with SciClone or its designee(s), both during and after the term of this Agreement, in the procurement and maintenance of SciClone's intellectual property rights as a result of Goldstein's work for SciClone with respect to Thymosin alpha i hereunder, and to sign all papers which SciClone may deem necessary and desirable for vesting SciClone or its designee(s) with such rights. Goldstein agrees to use his best efforts to keep and maintain adequate and current written records of any Inventions in the form of notes, sketches, drawings or reports relating to said Inventions, which records shall be and remain the property of SciClone. Goldstein agrees to execute, upon request by SciClone, signed transfer of copyright to SciClone when any copyrighted work is created by Goldstein in his capacity as a consultant to SciClone hereunder.

(d) Royalties. Goldstein understands and acknowledges that he shall not be entitled to any royalty, commission or other payment or license or right with respect to the Inventions.

(e) Future Patent Application or Copyright Registrations. If a patent application or copyright registration is filed by or on behalf of Goldstein within one (1) year after the termination of this Agreement describing an Invention within the scope of Goldstein's work for SciClone under this Agreement, Goldstein and Alpha agree that it is to be presumed that the Invention was conceived by Goldstein during the term of this Agreement.

6. Publications. Goldstein and Alpha agree not to, and Alpha agrees not to cause Goldstein to, publish on the results of any work
Goldstein performs for SciClone with respect to Thymosin alpha 1 under this Agreement without the prior written approval of the Designated Officer.

7. Conflicting Obligations. (a) Goldstein and Alpha represent that each of them has advised SciClone in writing prior to the date of signing this Agreement of any relationship with third parties, including competitors of SciClone, which would present a conflict of interest with the rendering of the Services, or which would prevent Goldstein from carrying out the terms of the Agreement. Goldstein and Alpha agree to advise SciClone of any such relationships that arise during the term of this Agreement. SciClone will then have the option to terminate this Agreement without further obligation to Goldstein or Alpha, except to pay to Alpha the compensation earned through the date of termination. (b) Alpha consents and agrees to the performance of Services by Goldstein for SciClone hereunder. Alpha further acknowledges and agrees that the Services to be performed by Goldstein hereunder are of a unique and intellectual character and are capable of being performed only by Goldstein, and that no other officer, director, employee or agent of Alpha may be substituted for Goldstein hereunder.

8. Confidential Information of Others. Goldstein agrees not to disclose to SciClone, or use in connection with his work for SciClone under this Agreement, any confidential or proprietary information or materials belonging to any third party, including without limitation that of Alpha, George Washington University or any prior employer.

9. Written Materials. All records, reports, notes, compilations, or other recorded matter, and copies or reproduction thereof, relating to SciClone's operations, activities or business, made or received by Goldstein in his capacity as a consultant hereunder during the term of this Agreement (the "Written Materials") are and shall be SciClone's exclusive property. Goldstein agrees to keep the Written Materials subject to SciClone's control, and to surrender the Written Materials upon the termination of this Agreement or at the request of SciClone before termination.

10. Prior Inventions. Goldstein agrees to notify SciClone and Alpha in writing before he makes any disclosure or performs any work on behalf of SciClone which appears to threaten or conflict with proprietary rights he or Alpha may claim in any invention or idea. The parties will endeavor to resolve any such conflict before any such work commences. Should the parties be unable to resolve such conflict amicably, SciClone reserves its right to resolve any such conflict with Goldstein or Alpha, as the case may be, in accordance with paragraph 15 herein.

11. Irreparable Harm. Goldstein and Alpha acknowledge that Goldstein's obligations under this Agreement are of a unique and intellectual character which gives them particular value, that a breach of any such obligations will result in irreparable and continuing damage to SciClone for which there may be no adequate remedy at law, and that in the event of a breach by Goldstein or Alpha of their obligations under this Agreement, SciClone shall be entitled to injunctive relief and/or a decree for specific performance and such other relief as may be deemed proper(including monetary damages, if appropriate) by a court of competent jurisdiction.

12. Independent Contractor. Goldstein acknowledges that he is an independent contractor, not an employee or agent of SciClone. Nothing in this Agreement shall render Goldstein an employee or agent of SciClone, nor authorize or empower him to speak for, represent or obligate SciClone in any way.

13. Limited Liability of Alpha. Except for its obligation to make Goldstein available to perform the Services contemplated by this Agreement and except for such other obligations as are specifically provided for herein, Alpha shall have no liability or obligation to SciClone or any other person under this Agreement in connection with or arising out of the Services to be provided hereunder, including without limitation any liability for any negligence or willful misconduct of Goldstein, and SciClone hereby waives and releases Alpha from any and all claims that it might otherwise have against Alpha with respect to the performance by Goldstein of the Services.

14. Termination. SciClone and Alpha each shall have the right to terminate this Agreement at any time upon thirty (30) days prior written notice. Termination shall not affect SciClone's rights or Goldstein's obligations under paragraphs 4, 5, 6 and 9 or the obligations of Alpha under Sections 5(a) and (e) and 6 above. Upon termination, no further payment shall be due from SciClone, except (a) payment for services of Goldstein already rendered and (b) to the extent not paid. payment of a pro rata portion of the minimum annual consulting fee through the effective date of termination.

15. Arbitration. In the event of any dispute, difference or question arising between the parties in connection with this Agreement, that dispute shall be resolved by arbitration between the parties before a single arbitrator jointly designated by the parties. The parties shall determine the place or places where the meetings are to be held in the counties of San Francisco or San Mateo, California, or the District of Columbia, or another mutually convenient location. The arbitrator must base his decision with respect to the difference before him on the content of this Agreement, and will be governed by the rules of the American Arbitration Association. His decision shall be binding on both parties. The fees of the arbitrator and any fees of the American Arbitration Association shall be paid by the party that does not prevail in the arbitration.

16.  Miscellaneous.

(a) This Agreement represents the entire understanding of the parties as to the subject matter contained in it. This Agreement may not be modified except by a writing signed by each of the parties.

(b) This Agreement may not be assigned by Goldstein or Alpha, without prior written consent of SciClone, or by SciClone without the prior written consent of Alpha; provided, however, that without any prior consent SciClone may assign the Agreement to (i) to any United States subsidiary or affiliate; (ii) in connection with the transfer of sale of all or substantially all of its business to a third party domiciled in the United States; (iii) in the event of its merger or consolidations with another company domiciled in the United States. In no case shall consent to assignment be unreasonably withheld. This Agreement shall be binding upon and inure to the benefits of the heirs, successors and assigns of the parties hereto.

(c) No amendment of or waiver of any obligation under this Agreement will be enforceable unless set forth in a writing signed by the party against whom enforcement is sought. The waiver of any provision shall not be construed as a waiver of any other provision of this Agreement.

(d) If any provision of this Agreement is held to be invalid, void or unenforceable for any reason, the remaining provisions shall nevertheless continue in full force and effect to the fullest extent permitted by law.

(e) No party may disclose the contents or terms of this Agreement to third parties at any time, provided, however, that any party may disclose such contents or terms to employees, attorneys, or advisors, to the extent necessary to carry out its obligations herein and to the extent required to comply with applicable law.

(f) This Agreement shall be construed in accordance with, and governed by, the laws of the State of California.


SciClone:                               Goldstein:
/s/ David S. Horwitz                    /s/ Allan L. Goldstein
  signature                          signature

 Vice President                     Allan L. Goldstein
  title                                   name

     10/23/95                           Oct 9, 1995
     date                               date

                                        ###-##-####
                                   social security number

Alpha:

     /s/ R.J. Lanham
    signature

     Vice President & CFO
     title

     10/26/95
    date

Schedule A

Description of Services:

1. Thymosin alpha 1 is defined herein as that 28 amino-acid polypeptide commonly referred to as Thymosin alpha 1 in the existing scientific literature. any and all galenic improvements and/or enhancements thereto. and all modifications, fragments. analogs and synthetic derivatives thereof.

2. Consultation regarding Thymosin alpha 1. including basic. preclinical: and clinical studies. Also consultation regarding prior work with Thymosin alpha 1 to the extent permitted by prior. existing or future arrangements with Alpha 1 Biomedicals, Inc. Assistance in arranging collaboration with other Thymosin alpha 1 investigators.

- - ----------------------------------------------------------------------
- - --
Schedule B

Fee Arrangements:

(1) A $25.000 retainer. payable upon execution of this Agreement and additional $25,000 retainer payable on the commencement date of each successive one-year term.

(2) A consulting fee of $250/hour, with a guaranteed minimum annual consulting fee of . $25.000, payable whether or not the corresponding consulting services are utilized. Compensable time shall include all travel time.

(3) Reimbursement for all out-of-pocket travel and related expenses, including business class air travel.
- - ---------------------------------------------------------------------

Schedule C

SciClone Designated Officer:

Dr. David Horwitz. Vice-President

                             EXHIBIT 10.28

                             Supplement to

                         EMPLOYMENT AGREEMENT

                          Allan L. Goldstein


           The Compensation section of the Employment Agreement, between Allan L. Goldstein and Alpha 1 Biomedicals, Inc. dated December 1, 1991, is hereby amended to reflect a change in the compensation for the remaining term of the Agreement to an amount equal to a rate of $36,000 per annum for the remaining term of the Employment Agreement.

Accepted and agreed and to become effective the first payroll date in March 1996.

February 27,1996
                                   /s/ Michael L. Berman
                                   Michael L. Berman,
                                   President and
                                   Chief Executive Officer


                                   /s/ Allan L. Goldstein
                                   Allan L. Goldstein


                              Exhibit 24



                  CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus constituting part of the Registration Statement on Form S-3 (No. 33-57016) and in the Registration Statements on Form S-8 (Nos. 33-50332 and 33-60550) of Alpha 1 Biomedicals, Inc. of our report dated March 29, 1996 appearing on page 20 of this Form 10-K.








PRICE WATERHOUSE LLP


Washington, DC
March 29, 1996